Schedule of Investments (unaudited)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
AAR Corp.(a)	9,672	$377,498
Aerojet Rocketdyne Holdings Inc.	20,525	959,749
Aerovironment Inc.(a)	6,038	374,537
Astronics Corp.(a)	9,377	112,524
Axon Enterprise Inc.(a)	17,664	2,773,248
Boeing Co. (The)(a)	145,950	29,382,654
BWX Technologies Inc.	26,009	1,245,311
Byrna Technologies Inc.(a)(b)	4,974	66,403
Curtiss-Wright Corp.	11,139	1,544,645
Ducommun Inc.(a)	2,699	126,232
General Dynamics Corp.	67,476	14,066,722
HEICO Corp.	12,270	1,769,580
HEICO Corp., Class A	21,344	2,743,131
Hexcel Corp.(a)	24,125	1,249,675
Howmet Aerospace Inc.	107,250	3,413,768
Huntington Ingalls Industries Inc.	10,607	1,980,751
Kaman Corp.	8,059	347,746
Kratos Defense & Security Solutions Inc.(a)	34,546	670,192
L3Harris Technologies Inc.	53,213	11,347,140
Lockheed Martin Corp.	67,364	23,941,839
Maxar Technologies Inc.(b)	18,595	549,110
Mercury Systems Inc.(a)	15,651	861,744
Moog Inc., Class A	8,031	650,270
National Presto Industries Inc.	1,663	136,416
Northrop Grumman Corp.	40,445	15,655,046
PAE Inc.(a)	24,516	243,444
Parsons Corp.(a)(b)	5,212	175,384
Raytheon Technologies Corp.	407,372	35,058,434
Spirit AeroSystems Holdings Inc., Class A	29,108	1,254,264
Textron Inc.	60,904	4,701,789
TransDigm Group Inc.(a)	14,039	8,932,735
Triumph Group Inc.(a)	16,445	304,726
Vectrus Inc.(a)	2,629	120,329
Virgin Galactic Holdings Inc.(a)(b)	48,602	650,295
		167,787,331
Air Freight & Logistics — 0.6%
Air Transport Services Group Inc.(a)	16,339	480,040
Atlas Air Worldwide Holdings Inc.(a)	8,207	772,443
CH Robinson Worldwide Inc.	35,810	3,854,230
Expeditors International of Washington Inc.	45,354	6,090,589
FedEx Corp.	66,509	17,201,888
Forward Air Corp.	7,565	916,046
GXO Logistics Inc.(a)	26,260	2,385,196
Hub Group Inc., Class A(a)	9,473	798,005
United Parcel Service Inc., Class B	196,990	42,222,836
		74,721,273
Airlines — 0.2%
Alaska Air Group Inc.(a)	33,682	1,754,832
Allegiant Travel Co.(a)	3,787	708,321
American Airlines Group Inc.(a)	172,098	3,090,880
Copa Holdings SA, Class A, NVS(a)	8,424	696,328
Delta Air Lines Inc.(a)	173,222	6,769,516
Frontier Group Holdings Inc.(a)	10,141	137,613
Hawaiian Holdings Inc.(a)	14,691	269,874
JetBlue Airways Corp.(a)	85,106	1,211,909
SkyWest Inc.(a)	14,462	568,357
Southwest Airlines Co.(a)	160,854	6,890,985
Spirit Airlines Inc.(a)(b)	27,464	600,088

Security	Shares	Value

Airlines (continued)
Sun Country Airlines Holdings Inc.(a)(b)	6,974	$190,042
United Airlines Holdings Inc.(a)(b)	86,799	3,800,060
		26,688,805
Auto Components — 0.3%
Adient PLC(a)	25,641	1,227,691
American Axle & Manufacturing Holdings Inc.(a)	31,107	290,228
Aptiv PLC(a)	72,942	12,031,783
BorgWarner Inc.	64,405	2,902,733
Cooper-Standard Holdings Inc.(a)	5,844	130,964
Dana Inc.	42,244	964,008
Dorman Products Inc.(a)	7,647	864,188
Fox Factory Holding Corp.(a)	11,579	1,969,588
Gentex Corp.	64,755	2,256,712
Gentherm Inc.(a)	8,726	758,289
Goodyear Tire & Rubber Co. (The)(a)	77,672	1,655,967
LCI Industries	7,189	1,120,549
Lear Corp.	16,458	3,010,991
Modine Manufacturing Co.(a)(b)	12,122	122,311
Motorcar Parts of America Inc.(a)	6,819	116,400
Patrick Industries Inc.	6,072	489,950
QuantumScape Corp., Class A(a)(b)	66,405	1,473,527
Standard Motor Products Inc.	5,263	275,729
Stoneridge Inc.(a)	7,055	139,266
Tenneco Inc., Class A(a)	15,150	171,195
Visteon Corp.(a)	7,919	880,118
XPEL Inc.(a)	4,639	316,751
		33,168,938
Automobiles — 2.2%
Arcimoto Inc.(a)(b)	10,457	81,355
Canoo Inc.(a)(b)	22,569	174,233
Fisker Inc.(a)	42,453	667,786
Ford Motor Co.	1,066,696	22,155,276
General Motors Co.(a)	373,862	21,919,529
Harley-Davidson Inc.	43,389	1,635,331
Lordstown Motors Corp., Class A(a)(b)	31,008	106,978
Rivian Automotive Inc., Class A(a)	38,764	4,019,439
Tesla Inc.(a)	220,093	232,589,881
Thor Industries Inc.	14,994	1,555,927
Winnebago Industries Inc.	8,087	605,878
Workhorse Group Inc.(a)(b)	33,676	146,827
		285,658,440
Banks — 4.1%
1st Source Corp.	4,159	206,286
Allegiance Bancshares Inc.	6,107	257,776
Amerant Bancorp Inc.	8,016	276,953
American National Bankshares Inc.	3,458	130,297
Ameris Bancorp.	16,322	810,877
Arrow Financial Corp.	4,849	170,830
Associated Banc-Corp.	40,795	921,559
Atlantic Capital Bancshares Inc.(a)	5,600	161,112
Atlantic Union Bankshares Corp.	22,931	855,097
Banc of California Inc.	14,770	289,787
BancFirst Corp.	4,884	344,615
Bancorp. Inc. (The)(a)	12,081	305,770
Bank First Corp.	1,700	122,808
Bank of America Corp.	1,959,978	87,199,421
Bank of Hawaii Corp.	9,692	811,802
Bank of Marin Bancorp., Class A	4,648	173,045
Bank of NT Butterfield & Son Ltd. (The)	14,484	551,985

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank OZK.	33,241	$1,546,704
BankUnited Inc.	23,895	1,010,997
Banner Corp.	9,732	590,440
Bar Harbor Bankshares	4,956	143,377
Berkshire Hills Bancorp. Inc.	12,318	350,201
BOK Financial Corp.	8,055	849,722
Brookline Bancorp. Inc.	17,954	290,675
Bryn Mawr Bank Corp.	5,038	226,760
Business First Bancshares Inc.	6,745	190,951
Byline Bancorp Inc.	7,590	207,586
Cadence Bank	39,489	1,176,377
Cambridge Bancorp.	1,734	162,285
Camden National Corp.	3,838	184,838
Capital City Bank Group Inc.	4,710	124,344
Capstar Financial Holdings Inc.	6,124	128,788
Carter Bankshares Inc.(a)	8,572	131,923
Cathay General Bancorp.	21,345	917,622
CBTX Inc.	5,138	149,002
Central Pacific Financial Corp.	8,258	232,628
CIT Group Inc.	28,079	1,441,576
Citigroup Inc.	539,918	32,605,648
Citizens & Northern Corp.	5,985	156,328
Citizens Financial Group Inc.	114,257	5,398,643
City Holding Co.	4,234	346,299
Civista Bancshares Inc.	6,234	152,110
CNB Financial Corp./PA	5,241	138,887
Coastal Financial Corp./WA(a)	2,884	145,988
Columbia Banking System Inc.	19,525	638,858
Comerica Inc.	36,390	3,165,930
Commerce Bancshares Inc.	30,336	2,085,297
Community Bank System Inc.	14,122	1,051,807
Community Trust Bancorp. Inc.	3,964	172,870
ConnectOne Bancorp. Inc.	10,756	351,829
CrossFirst Bankshares Inc.(a)	13,264	207,051
Cullen/Frost Bankers Inc.	15,591	1,965,557
Customers Bancorp. Inc.(a)	7,280	475,894
CVB Financial Corp.	34,583	740,422
Dime Community Bancshares Inc.	9,842	346,045
Eagle Bancorp. Inc.	9,569	558,255
East West Bancorp. Inc.	38,489	3,028,315
Eastern Bankshares Inc.	45,903	925,864
Enterprise Bancorp. Inc./MA	4,194	188,394
Enterprise Financial Services Corp.	9,650	454,418
Equity Bancshares Inc., Class A	4,086	138,638
Farmers National Banc Corp.	11,170	207,204
FB Financial Corp.	7,863	344,557
Fifth Third Bancorp.	186,628	8,127,649
Financial Institutions Inc.	4,771	151,718
First BanCorp./Puerto Rico.	53,997	744,079
First Bancorp./Southern Pines NC	8,695	397,535
First Bancshares Inc. (The)	5,212	201,287
First Busey Corp.	14,423	391,152
First Citizens BancShares Inc./NC, Class A(b)	1,738	1,442,262
First Commonwealth Financial Corp.	23,135	372,242
First Community Bankshares Inc.	4,554	152,195
First Financial Bancorp.	24,566	598,919
First Financial Bankshares Inc.	35,580	1,808,887
First Financial Corp./IN	2,885	130,662
First Foundation Inc.	11,987	297,997
First Hawaiian Inc.	36,529	998,338

Security	Shares	Value

Banks (continued)
First Horizon Corp.	146,037	$2,384,784
First Internet Bancorp.	2,933	137,968
First Interstate BancSystem Inc., Class A	10,136	412,231
First Merchants Corp.	14,789	619,511
First Mid Bancshares Inc.	3,472	148,567
First Midwest Bancorp. Inc.	32,731	670,331
First of Long Island Corp. (The)	6,812	147,071
First Republic Bank/CA	48,435	10,002,312
Five Star Bancorp.	4,039	121,170
Flushing Financial Corp.	7,803	189,613
FNB Corp.	88,851	1,077,763
Fulton Financial Corp.	47,066	800,122
German American Bancorp. Inc.	6,699	261,127
Glacier Bancorp. Inc.	29,368	1,665,166
Great Southern Bancorp. Inc.	2,669	158,138
Great Western Bancorp. Inc.	16,571	562,751
Hancock Whitney Corp.	24,378	1,219,388
Hanmi Financial Corp.	8,508	201,469
Harborone Bancorp. Inc.	17,621	261,496
Heartland Financial USA Inc.	9,957	503,924
Heritage Commerce Corp.	17,054	203,625
Heritage Financial Corp./WA	9,192	224,652
Hilltop Holdings Inc.	18,177	638,740
Home BancShares Inc./AR.	42,625	1,037,919
HomeStreet Inc.	5,242	272,584
HomeTrust Bancshares Inc.	5,610	173,798
Hope Bancorp Inc.	29,353	431,783
Horizon Bancorp Inc./IN	10,906	227,390
Huntington Bancshares Inc./OH	397,038	6,122,326
Independent Bank Corp.	12,627	1,029,479
Independent Bank Corp./MI	5,734	136,871
Independent Bank Group Inc.	11,031	795,887
International Bancshares Corp.	15,122	641,022
Investors Bancorp. Inc.	63,057	955,314
JPMorgan Chase & Co.	799,076	126,533,685
KeyCorp	252,282	5,835,283
Lakeland Bancorp. Inc.	11,826	224,576
Lakeland Financial Corp.	6,035	483,645
Live Oak Bancshares Inc.(b)	8,734	762,391
M&T Bank Corp.	34,664	5,323,697
Mercantile Bank Corp.	4,910	171,997
Meta Financial Group Inc.	8,053	480,442
Metrocity Bankshares Inc.	7,813	215,092
Metropolitan Bank Holding Corp.(a)	2,550	271,651
Mid Penn Bancorp. Inc.	5,777	183,362
Midland States Bancorp. Inc.	6,448	159,846
MidWestOne Financial Group Inc.	6,276	203,154
MVB Financial Corp.	3,101	128,754
National Bank Holdings Corp., Class A	7,742	340,183
NBT Bancorp. Inc.	11,816	455,152
Nicolet Bankshares Inc.(a)	3,383	290,092
OceanFirst Financial Corp.	15,672	347,918
OFG Bancorp.	11,798	313,355
Old National Bancorp./IN	47,234	855,880
Old Second Bancorp. Inc.	12,314	155,033
Origin Bancorp Inc.	7,253	311,299
Pacific Premier Bancorp. Inc.	22,786	912,124
PacWest Bancorp.	30,488	1,377,143
Park National Corp.	3,680	505,301
Parke Bancorp. Inc.	1	14

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Peapack Gladstone Financial Corp.	4,998	$176,929
Peoples Bancorp. Inc./OH	5,644	179,536
Peoples Financial Services Corp.	3,356	176,828
People's United Financial Inc.	115,240	2,053,577
Pinnacle Financial Partners Inc.	20,913	1,997,191
PNC Financial Services Group Inc. (The)	115,208	23,101,508
Popular Inc.	20,947	1,718,492
Preferred Bank/Los Angeles CA	2,634	189,095
Premier Financial Bancorp. Inc.(a)(c)	0	10
Primis Financial Corp.	10,049	151,137
Prosperity Bancshares Inc.	25,294	1,828,756
QCR Holdings Inc.	5,233	293,048
Regions Financial Corp.	262,095	5,713,671
Reliant Bancorp Inc.	4,636	164,578
Renasant Corp.	16,064	609,629
Republic Bancorp. Inc./KY, Class A	3,226	164,010
S&T Bancorp. Inc.	9,569	301,615
Sandy Spring Bancorp. Inc.	14,025	674,322
Seacoast Banking Corp. of Florida	13,627	482,260
ServisFirst Bancshares Inc.	13,876	1,178,627
Sierra Bancorp.	4,899	133,008
Signature Bank/New York NY	15,936	5,154,818
Silvergate Capital Corp., Class A(a)	7,436	1,102,015
Simmons First National Corp., Class A	28,706	849,123
SmartFinancial Inc.	6,633	181,479
South Plains Financial Inc.	3,900	108,459
South State Corp.	19,421	1,555,816
Southern First Bancshares Inc.(a)	2,418	151,101
Southside Bancshares Inc.	9,146	382,486
Spirit of Texas Bancshares Inc.	5,927	170,579
Sterling Bancorp./DE	52,187	1,345,903
Stock Yards Bancorp. Inc.	6,247	399,058
SVB Financial Group(a)	15,385	10,434,722
Synovus Financial Corp.	38,750	1,854,962
Texas Capital Bancshares Inc.(a)	13,453	810,543
Tompkins Financial Corp.	3,674	307,073
Towne Bank/Portsmouth VA.	17,549	554,373
TriCo Bancshares	7,519	323,016
TriState Capital Holdings Inc.(a)	6,332	191,606
Triumph Bancorp. Inc.(a)	6,271	746,751
Truist Financial Corp.	363,952	21,309,390
Trustmark Corp.	16,710	542,407
U.S. Bancorp.	365,030	20,503,735
UMB Financial Corp.	11,548	1,225,358
Umpqua Holdings Corp.	61,047	1,174,544
United Bankshares Inc./WV	35,586	1,291,060
United Community Banks Inc./GA	21,369	768,002
Univest Financial Corp.	7,425	222,156
Valley National Bancorp.	106,254	1,460,992
Veritex Holdings Inc.	12,182	484,600
Washington Trust Bancorp. Inc.	3,708	209,020
Webster Financial Corp.	24,032	1,341,947
Wells Fargo & Co.	1,088,526	52,227,477
WesBanco Inc.	17,471	611,310
West Bancorp. Inc.	5,910	183,624
Westamerica Bancorp.	7,741	446,888
Western Alliance Bancorp.	27,308	2,939,706
Wintrust Financial Corp.	14,624	1,328,152
Zions Bancorp. NA	43,865	2,770,513
		535,682,798

Security	Shares	Value

Beverages — 1.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,473	$1,249,112
Brown-Forman Corp., Class A	12,330	835,851
Brown-Forman Corp., Class B, NVS	50,470	3,677,244
Celsius Holdings Inc.(a)(b)	14,573	1,086,709
Coca-Cola Co. (The)	1,056,601	62,561,345
Coca-Cola Consolidated Inc.	1,165	721,356
Constellation Brands Inc., Class A	42,444	10,652,171
Duckhorn Portfolio Inc. (The)(a)	7,208	168,235
Keurig Dr Pepper Inc.	190,464	7,020,503
MGP Ingredients Inc.	3,987	338,855
Molson Coors Beverage Co., Class B	49,815	2,308,925
Monster Beverage Corp.(a)	101,266	9,725,587
National Beverage Corp.	6,934	314,318
PepsiCo Inc.	375,678	65,259,026
Primo Water Corp.	46,272	815,775
		166,735,012
Biotechnology — 2.3%
2seventy bio Inc.(a)	5,944	152,345
4D Molecular Therapeutics Inc.(a)	5,657	124,115
AbbVie Inc.	480,960	65,121,984
ACADIA Pharmaceuticals Inc.(a)(b)	31,380	732,409
Adagio Therapeutics Inc.(a)(b)	5,702	41,397
Adicet Bio Inc.(a)	8,769	153,370
Aeglea BioTherapeutics Inc.(a)	15,030	71,392
Affimed NV(a)	28,338	156,426
Agenus Inc.(a)	46,927	151,105
Agios Pharmaceuticals Inc.(a)(b)	16,788	551,822
Akebia Therapeutics Inc.(a)	52,712	119,129
Akero Therapeutics Inc.(a)(b)	8,255	174,593
Albireo Pharma Inc.(a)(b)	5,060	117,847
Aldeyra Therapeutics Inc.(a)(b)	16,481	65,924
Alector Inc.(a)(b)	16,688	344,607
Aligos Therapeutics Inc.(a)	7,204	85,511
Alkermes PLC(a)	43,856	1,020,091
Allakos Inc.(a)	9,811	96,050
Allogene Therapeutics Inc.(a)(b)	16,065	239,690
Allovir Inc.(a)	10,158	131,444
Alnylam Pharmaceuticals Inc.(a)	32,492	5,509,993
Altimmune Inc.(a)(b)	10,466	95,869
ALX Oncology Holdings Inc.(a)	4,828	103,754
Amgen Inc.	154,647	34,790,936
Amicus Therapeutics Inc.(a)	72,655	839,165
AnaptysBio Inc.(a)	7,498	260,555
Anavex Life Sciences Corp.(a)(b)	19,891	344,910
Anika Therapeutics Inc.(a)	4,250	152,277
Annexon Inc.(a)(b)	10,133	116,428
Apellis Pharmaceuticals Inc.(a)(b)	19,291	912,078
Applied Molecular Transport Inc.(a)	6,141	85,851
Applied Therapeutics Inc.(a)	6,542	58,551
Arbutus Biopharma Corp.(a)	28,558	111,091
Arcturus Therapeutics Holdings Inc.(a)	6,116	226,353
Arcus Biosciences Inc.(a)(b)	12,454	504,013
Arcutis Biotherapeutics Inc.(a)	6,420	133,151
Ardelyx Inc.(a)	43,272	47,599
Arena Pharmaceuticals Inc.(a)	17,138	1,592,806
Arrowhead Pharmaceuticals Inc.(a)	27,834	1,845,394
Atara Biotherapeutics Inc.(a)	22,393	352,914
Athenex Inc.(a)	29,610	40,270
Athersys Inc.(a)(b)	88,762	80,117
Atossa Therapeutics Inc.(a)(b)	38,895	62,232

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Avid Bioservices Inc.(a)(b)	17,256	$503,530
Avidity Biosciences Inc.(a)	9,407	223,604
Avita Medical Inc.(a)	7,747	92,809
Avrobio Inc.(a)	15,910	61,253
Beam Therapeutics Inc.(a)(b)	13,032	1,038,520
Beyondspring Inc.(a)	5,839	26,451
BioAtla Inc.(a)	3,197	62,757
BioCryst Pharmaceuticals Inc.(a)	47,576	658,928
Biogen Inc.(a)	40,232	9,652,461
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	14,974	2,063,567
BioMarin Pharmaceutical Inc.(a)	49,199	4,346,732
Bioxcel Therapeutics Inc.(a)	5,046	102,585
Bluebird Bio Inc.(a)	17,856	178,381
Blueprint Medicines Corp.(a)(b)	16,048	1,718,901
Bridgebio Pharma Inc.(a)(b)	29,770	496,564
Brooklyn ImmunoTherapeutics Inc.(a)(b)	6,433	26,826
C4 Therapeutics Inc.(a)(b)	10,952	352,654
CareDx Inc.(a)	13,289	604,384
Caribou Biosciences Inc.(a)	5,187	78,272
Catalyst Pharmaceuticals Inc.(a)	25,185	170,502
Celldex Therapeutics Inc.(a)	13,894	536,864
CEL-SCI Corp.(a)(b)	11,490	81,579
Cerevel Therapeutics Holdings Inc.(a)	10,058	326,080
ChemoCentryx Inc.(a)	13,774	501,511
Chimerix Inc.(a)	19,647	126,330
Chinook Therapeutics Inc.(a)	10,210	166,525
Clovis Oncology Inc.(a)	30,834	83,560
Codiak Biosciences Inc.(a)	6,245	69,569
Cogent Biosciences Inc.(a)	15,097	129,532
Coherus Biosciences Inc.(a)(b)	17,102	272,948
Contra GTX Inc., NVS(a)(b)(c)	684	701
Cortexyme Inc.(a)(b)	5,034	63,529
Crinetics Pharmaceuticals Inc.(a)	12,597	357,881
Cue Biopharma Inc.(a)	10,215	115,532
Cullinan Oncology Inc.(a)(b)	5,575	86,022
CureVac NV(a)(b)	14,951	512,969
Curis Inc.(a)	23,310	110,956
Cytokinetics Inc.(a)	20,933	954,126
CytomX Therapeutics Inc.(a)	22,481	97,343
Deciphera Pharmaceuticals Inc.(a)	10,380	101,413
Denali Therapeutics Inc.(a)(b)	24,789	1,105,589
Dermtech Inc.(a)(b)	6,382	100,836
Design Therapeutics Inc.(a)(b)	5,547	118,761
Dynavax Technologies Corp.(a)(b)	29,443	414,263
Dyne Therapeutics Inc.(a)	10,513	125,000
Eagle Pharmaceuticals Inc./DE(a)	3,314	168,749
Editas Medicine Inc.(a)(b)	19,314	512,787
Emergent BioSolutions Inc.(a)	12,349	536,811
Enanta Pharmaceuticals Inc.(a)	4,979	372,330
Epizyme Inc.(a)(b)	30,285	75,712
Erasca Inc.(a)(b)	6,998	109,029
Evelo Biosciences Inc.(a)(b)	12,151	73,757
Exact Sciences Corp.(a)	46,531	3,621,508
Exelixis Inc.(a)	85,732	1,567,181
Fate Therapeutics Inc.(a)(b)	20,925	1,224,322
FibroGen Inc.(a)	23,091	325,583
Foghorn Therapeutics Inc.(a)	7,304	167,042
Forma Therapeutics Holdings Inc.(a)	8,374	119,078
Forte Biosciences Inc.(a)	6,586	14,094
G1 Therapeutics Inc.(a)(b)	9,325	95,208

Security	Shares	Value

Biotechnology (continued)
Generation Bio Co.(a)(b)	11,163	$79,034
Geron Corp.(a)	101,641	124,002
Gilead Sciences Inc.	341,891	24,824,705
Global Blood Therapeutics Inc.(a)(b)	16,600	485,882
Gossamer Bio Inc.(a)	12,582	142,302
Gritstone bio Inc.(a)(b)	15,776	202,879
Halozyme Therapeutics Inc.(a)(b)	36,965	1,486,363
Heron Therapeutics Inc.(a)(b)	23,370	213,368
Horizon Therapeutics PLC(a)	59,158	6,374,866
Humanigen Inc.(a)	14,129	52,560
iBio Inc.(a)	86,078	47,257
Icosavax Inc.(a)(b)	3,615	82,711
Ideaya Biosciences Inc.(a)	7,367	174,156
IGM Biosciences Inc.(a)(b)	2,405	70,539
ImmunityBio Inc.(a)	20,054	121,928
ImmunoGen Inc.(a)	56,870	421,975
Immunovant Inc.(a)	13,737	117,039
Incyte Corp.(a)	50,764	3,726,078
Inhibrx Inc.(a)	9,057	395,519
Inovio Pharmaceuticals Inc.(a)(b)	51,289	255,932
Insmed Inc.(a)(b)	32,307	880,043
Instil Bio Inc.(a)(b)	14,602	249,840
Intellia Therapeutics Inc.(a)(b)	18,252	2,158,116
Intercept Pharmaceuticals Inc.(a)(b)	8,401	136,852
Invitae Corp.(a)	54,788	836,613
Ionis Pharmaceuticals Inc.(a)(b)	36,098	1,098,462
Iovance Biotherapeutics Inc.(a)	37,756	720,762
Ironwood Pharmaceuticals Inc.(a)	41,643	485,557
iTeos Therapeutics Inc.(a)	6,809	317,027
IVERIC bio Inc.(a)(b)	31,198	521,631
KalVista Pharmaceuticals Inc.(a)	6,468	85,572
Karuna Therapeutics Inc.(a)	6,089	797,659
Karyopharm Therapeutics Inc.(a)(b)	23,222	149,317
Keros Therapeutics Inc.(a)	4,209	246,269
Kezar Life Sciences Inc.(a)	11,267	188,384
Kiniksa Pharmaceuticals Ltd., Class A(a)	9,976	117,418
Kinnate Biopharma Inc.(a)(b)	6,410	113,585
Kodiak Sciences Inc.(a)	9,051	767,344
Kronos Bio Inc.(a)(b)	12,252	166,505
Krystal Biotech Inc.(a)	4,356	304,702
Kura Oncology Inc.(a)	17,205	240,870
Kymera Therapeutics Inc.(a)	10,097	641,059
Ligand Pharmaceuticals Inc.(a)	4,023	621,393
Lineage Cell Therapeutics Inc.(a)	46,603	114,177
MacroGenics Inc.(a)	15,852	254,425
Madrigal Pharmaceuticals Inc.(a)	2,815	238,543
MannKind Corp.(a)	61,960	270,765
MEI Pharma Inc.(a)(b)	41,291	110,247
MeiraGTx Holdings PLC(a)	10,847	257,508
Mersana Therapeutics Inc.(a)	14,787	91,975
MiMedx Group Inc.(a)	30,843	186,292
Mirati Therapeutics Inc.(a)	11,100	1,628,259
Moderna Inc.(a)	92,221	23,422,290
Molecular Templates Inc.(a)	14,850	58,212
Morphic Holding Inc.(a)	5,963	282,527
Myriad Genetics Inc.(a)	23,476	647,938
Natera Inc.(a)	22,348	2,087,080
Neoleukin Therapeutics Inc.(a)	13,762	66,333
Neurocrine Biosciences Inc.(a)	26,090	2,222,085
Nkarta Inc.(a)	4,511	69,244

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Novavax Inc.(a)(b)	20,171	$2,885,865
Nurix Therapeutics Inc.(a)	6,629	191,910
Ocugen Inc.(a)(b)	49,699	226,130
Olema Pharmaceuticals Inc.(a)	5,122	47,942
Oncocyte Corp.(a)(b)	30,607	66,417
Oncorus Inc.(a)	8,898	46,892
OPKO Health Inc.(a)(b)	104,005	500,264
Organogenesis Holdings Inc., Class A(a)	10,302	95,190
ORIC Pharmaceuticals Inc.(a)	9,620	141,414
Passage Bio Inc.(a)(b)	11,897	75,546
PMV Pharmaceuticals Inc.(a)	8,564	197,828
Poseida Therapeutics Inc.(a)(b)	15,311	104,268
Praxis Precision Medicines Inc.(a)	9,173	180,708
Precigen Inc.(a)(b)	21,484	79,706
Precision BioSciences Inc.(a)(b)	16,159	119,577
Prelude Therapeutics Inc.(a)(b)	4,426	55,104
Prometheus Biosciences Inc.(a)	8,096	320,116
Protagonist Therapeutics Inc.(a)(b)	11,127	380,543
Prothena Corp. PLC(a)	9,623	475,376
PTC Therapeutics Inc.(a)(b)	20,470	815,320
Radius Health Inc.(a)	13,665	94,562
RAPT Therapeutics Inc.(a)	5,632	206,863
Recursion Pharmaceuticals Inc., Class A(a)(b)	31,113	532,966
Regeneron Pharmaceuticals Inc.(a)	27,255	17,212,078
REGENXBIO Inc.(a)	9,564	312,743
Relay Therapeutics Inc.(a)(b)	20,625	633,394
Replimune Group Inc.(a)	6,366	172,519
REVOLUTION Medicines Inc.(a)	16,834	423,712
Rhythm Pharmaceuticals Inc.(a)	12,434	124,091
Rigel Pharmaceuticals Inc.(a)(b)	45,301	120,048
Rocket Pharmaceuticals Inc.(a)(b)	9,825	214,480
Rubius Therapeutics Inc.(a)(b)	9,433	91,311
Sage Therapeutics Inc.(a)(b)	13,979	594,667
Sana Biotechnology Inc.(a)(b)	23,316	360,932
Sangamo Therapeutics Inc.(a)	34,816	261,120
Sarepta Therapeutics Inc.(a)	22,301	2,008,205
Scholar Rock Holding Corp.(a)(b)	7,062	175,420
Seagen Inc.(a)	36,595	5,657,587
Selecta Biosciences Inc.(a)	30,960	100,930
Seres Therapeutics Inc.(a)	18,798	156,587
Sesen Bio Inc.(a)(b)	46,010	37,498
Shattuck Labs Inc.(a)	8,563	72,871
Silverback Therapeutics Inc.(a)	4,894	32,594
Sorrento Therapeutics Inc.(a)(b)	70,681	328,667
Spectrum Pharmaceuticals Inc.(a)	54,594	69,334
Spero Therapeutics Inc.(a)(b)	9,349	149,677
SpringWorks Therapeutics Inc.(a)	7,361	456,235
SQZ Biotechnologies Co.(a)	10,140	90,550
Stoke Therapeutics Inc.(a)	5,984	143,556
Sutro Biopharma Inc.(a)	8,519	126,763
Syndax Pharmaceuticals Inc.(a)	14,909	326,358
Syros Pharmaceuticals Inc.(a)(b)	21,868	71,290
Talaris Therapeutics Inc.(a)(b)	8,846	135,255
Taysha Gene Therapies Inc.(a)(b)	8,438	98,303
TCR2 Therapeutics Inc.(a)	9,720	45,295
Tenaya Therapeutics Inc.(a)(b)	6,379	120,882
TG Therapeutics Inc.(a)	33,680	639,920
Tonix Pharmaceuticals Holding Corp.(a)(b)	143,594	51,364
Travere Therapeutics Inc.(a)	17,420	540,717
Turning Point Therapeutics Inc.(a)	12,739	607,650

Security	Shares	Value

Biotechnology (continued)
Twist Bioscience Corp.(a)(b)	13,012	$1,006,999
Ultragenyx Pharmaceutical Inc.(a)(b)	17,312	1,455,766
United Therapeutics Corp.(a)	12,298	2,657,352
UroGen Pharma Ltd.(a)(b)	7,368	70,070
Vanda Pharmaceuticals Inc.(a)(b)	15,383	241,359
Vaxart Inc.(a)(b)	32,148	201,568
Vaxcyte Inc.(a)	10,738	255,457
VBI Vaccines Inc.(a)	47,690	111,595
Veracyte Inc.(a)	17,966	740,199
Verastem Inc.(a)	57,822	118,535
Vericel Corp.(a)	11,989	471,168
Vertex Pharmaceuticals Inc.(a)	69,237	15,204,445
Verve Therapeutics Inc.(a)(b)	4,275	157,619
Viking Therapeutics Inc.(a)(b)	21,005	96,623
Vir Biotechnology Inc.(a)	15,589	652,711
Viracta Therapeutics Inc.(a)	13,104	47,830
VistaGen Therapeutics Inc.(a)(b)	51,490	100,405
Vor BioPharma Inc.(a)	7,543	87,650
Werewolf Therapeutics Inc.(a)	9,217	109,774
Xencor Inc.(a)	15,410	618,249
Y-mAbs Therapeutics Inc.(a)	7,388	119,759
Zentalis Pharmaceuticals Inc.(a)(b)	9,687	814,289
ZIOPHARM Oncology Inc.(a)(b)	68,046	74,170
		305,190,526
Building Products — 0.7%
A O Smith Corp.	36,365	3,121,935
AAON Inc.	10,905	866,264
Advanced Drainage Systems Inc.	16,571	2,255,810
Allegion PLC	24,867	3,293,385
American Woodmark Corp.(a)	4,911	320,197
Apogee Enterprises Inc.	7,285	350,773
Armstrong World Industries Inc.	12,506	1,452,197
AZEK Co. Inc. (The)(a)	29,591	1,368,288
Builders FirstSource Inc.(a)	51,492	4,413,379
Carlisle Companies Inc.	13,952	3,461,770
Carrier Global Corp.	235,635	12,780,842
Cornerstone Building Brands Inc.(a)	11,820	206,141
CSW Industrials Inc.	3,814	460,960
Fortune Brands Home & Security Inc.	37,214	3,978,177
Gibraltar Industries Inc.(a)	8,399	560,045
Griffon Corp.	11,820	336,634
Insteel Industries Inc.	4,431	176,398
JELD-WEN Holding Inc.(a)	22,476	592,467
Johnson Controls International PLC	194,333	15,801,216
Lennox International Inc.	9,010	2,922,484
Masco Corp.	66,858	4,694,769
Masonite International Corp.(a)	6,404	755,352
Owens Corning.	28,422	2,572,191
PGT Innovations Inc.(a)	15,302	344,142
Quanex Building Products Corp.	9,353	231,767
Resideo Technologies Inc.(a)	39,085	1,017,383
Simpson Manufacturing Co. Inc.	11,994	1,668,006
Trane Technologies PLC	65,065	13,145,082
Trex Co. Inc.(a)	31,230	4,216,987
UFP Industries Inc.	16,859	1,551,197
View Inc.(a)(b)	27,073	105,855
Zurn Water Solutions Corp.	33,910	1,234,324
		90,256,417
Capital Markets — 3.1%
Affiliated Managers Group Inc.	11,201	1,842,676

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ameriprise Financial Inc.	30,406	$9,172,274
Apollo Global Management Inc.	64,198	4,649,861
Ares Management Corp., Class A	38,597	3,136,778
Artisan Partners Asset Management Inc., Class A	15,393	733,322
Assetmark Financial Holdings Inc.(a)	6,595	172,855
B. Riley Financial Inc.	5,950	528,717
Bank of New York Mellon Corp. (The)	205,758	11,950,425
BGC Partners Inc., Class A	90,112	419,021
BlackRock Inc.(d)	38,772	35,498,092
Blackstone Inc., NVS	185,312	23,977,520
Blucora Inc.(a)(b)	13,560	234,859
BrightSphere Investment Group Inc.	15,151	387,866
Carlyle Group Inc. (The)	45,015	2,471,323
Cboe Global Markets Inc.	28,974	3,778,210
Charles Schwab Corp. (The)	409,249	34,417,841
CME Group Inc.	97,258	22,219,563
Cohen & Steers Inc.	6,298	582,628
Cowen Inc., Class A	6,373	230,065
Diamond Hill Investment Group Inc.	715	138,874
Donnelley Financial Solutions Inc.(a)	6,655	313,717
Evercore Inc., Class A	10,906	1,481,580
FactSet Research Systems Inc.	10,364	5,037,008
Federated Hermes Inc.	27,649	1,039,049
Focus Financial Partners Inc., Class A(a)(b)	16,071	959,760
Franklin Resources Inc.	77,973	2,611,316
GCM Grosvenor Inc., Class A	11,610	121,905
Goldman Sachs Group Inc. (The)	88,506	33,857,970
Hamilton Lane Inc., Class A	9,622	997,032
Houlihan Lokey Inc.	14,230	1,473,090
Interactive Brokers Group Inc., Class A	22,503	1,787,188
Intercontinental Exchange Inc.	150,858	20,632,849
Invesco Ltd.	91,403	2,104,097
Janus Henderson Group PLC	46,326	1,942,912
Jefferies Financial Group Inc.	59,086	2,292,537
KKR & Co.Inc.	151,604	11,294,498
Lazard Ltd., Class A	27,235	1,188,263
LPL Financial Holdings Inc.	21,631	3,462,907
MarketAxess Holdings Inc.	10,317	4,243,073
Moelis & Co., Class A	16,927	1,058,107
Moody's Corp.	44,160	17,248,013
Morgan Stanley	364,372	35,766,755
Morningstar Inc.	6,071	2,076,221
MSCI Inc.	21,780	13,344,388
Nasdaq Inc.	31,637	6,644,086
Northern Trust Corp.	55,788	6,672,803
Open Lending Corp., Class A(a)	27,770	624,270
Oppenheimer Holdings Inc., Class A, NVS	2,886	133,824
Piper Sandler Cos.	5,109	912,008
PJT Partners Inc., Class A	6,534	484,104
Raymond James Financial Inc.	50,196	5,039,678
S&P Global Inc.	65,522	30,921,797
Sculptor Capital Management Inc.	6,351	135,594
SEI Investments Co.	30,478	1,857,329
State Street Corp.	99,267	9,231,831
StepStone Group Inc., Class A	11,709	486,743
Stifel Financial Corp.	26,916	1,895,425
StoneX Group Inc.(a)	5,471	335,099
T Rowe Price Group Inc.	61,102	12,015,097
Tradeweb Markets Inc., Class A	28,526	2,856,594
Virtu Financial Inc., Class A	24,406	703,625

Security	Shares	Value

Capital Markets (continued)
Virtus Investment Partners Inc.	1,783	$529,729
WisdomTree Investments Inc.	40,684	248,986
		404,605,627
Chemicals — 1.4%
AdvanSix Inc.	8,138	384,520
Air Products & Chemicals Inc.	60,149	18,300,935
Albemarle Corp.	31,515	7,367,262
American Vanguard Corp.	9,112	149,346
Amyris Inc.(a)(b)	45,381	245,511
Ashland Global Holdings Inc.	15,448	1,663,132
Avient Corp.	23,760	1,329,372
Axalta Coating Systems Ltd.(a)	57,484	1,903,870
Balchem Corp.	8,420	1,419,612
Cabot Corp.	16,187	909,709
Celanese Corp.	30,241	5,082,302
CF Industries Holdings Inc.	58,672	4,152,804
Chase Corp.	2,365	235,459
Chemours Co. (The)	46,808	1,570,876
Corteva Inc.	200,786	9,493,162
Danimer Scientific Inc.(a)	19,459	165,791
Diversey Holdings Ltd.(a)	21,423	285,140
Dow Inc.	202,958	11,511,778
DuPont de Nemours Inc.	142,012	11,471,729
Eastman Chemical Co.	36,509	4,414,303
Ecolab Inc.	67,964	15,943,675
Ecovyst Inc.	12,419	127,171
Element Solutions Inc.	60,832	1,477,001
Ferro Corp.(a)	23,018	502,483
FMC Corp.	34,742	3,817,798
GCP Applied Technologies Inc.(a)	14,607	462,458
Hawkins Inc.	4,626	182,496
HB Fuller Co.	13,964	1,131,084
Huntsman Corp.	56,026	1,954,187
Ingevity Corp.(a)	11,519	825,912
Innospec Inc.	6,717	606,814
International Flavors & Fragrances Inc.	69,273	10,435,977
Intrepid Potash Inc.(a)(b)	2,981	127,378
Koppers Holdings Inc.(a)	5,380	168,394
Kraton Corp.(a)	8,274	383,252
Kronos Worldwide Inc.	9,907	148,704
Livent Corp.(a)	40,692	992,071
LyondellBasell Industries NV, Class A	71,642	6,607,542
Minerals Technologies Inc.	10,035	734,060
Mosaic Co. (The)	100,797	3,960,314
NewMarket Corp.	1,904	652,539
Olin Corp.	39,728	2,285,155
Orion Engineered Carbons SA(a)	16,516	303,234
PPG Industries Inc.	63,813	11,003,914
PureCycle Technologies Inc.(a)	9,491	90,829
Quaker Chemical Corp.	3,666	846,039
Rayonier Advanced Materials Inc.(a)	18,188	103,853
RPM International Inc.	34,293	3,463,593
Scotts Miracle-Gro Co. (The)	11,080	1,783,880
Sensient Technologies Corp.	11,798	1,180,508
Sherwin-Williams Co. (The)	65,421	23,038,659
Stepan Co.	6,310	784,270
Tredegar Corp.	9,952	117,633
Trinseo PLC.	10,129	531,367
Tronox Holdings PLC, Class A	27,847	669,163
Valvoline Inc.	48,047	1,791,673

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Westlake Chemical Corp.	8,524	$827,936
Zymergen Inc.(a)	21,643	144,792
		182,264,421
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	18,093	739,099
ACCO Brands Corp.	28,695	237,021
ADT Inc.	43,160	362,976
Brady Corp., Class A, NVS	13,135	707,976
BrightView Holdings Inc.(a)(b)	14,371	202,344
Brink's Co. (The)	13,753	901,784
Casella Waste Systems Inc., Class A(a)	13,724	1,172,304
Cimpress PLC(a)	4,599	329,334
Cintas Corp.	23,751	10,525,731
Clean Harbors Inc.(a)	13,929	1,389,696
Copart Inc.(a)	56,456	8,559,859
CoreCivic Inc.(a)	31,566	314,713
Deluxe Corp.	11,246	361,109
Driven Brands Holdings Inc.(a)(b)	13,230	444,793
Ennis Inc.	6,719	131,222
Harsco Corp.(a)	23,573	393,905
Healthcare Services Group Inc.	20,877	371,402
Heritage-Crystal Clean Inc.(a)	5,414	173,356
Herman Miller Inc.	21,714	850,972
HNI Corp.	12,065	507,333
IAA Inc.(a)	37,419	1,894,150
Interface Inc.	14,901	237,671
KAR Auction Services Inc.(a)	29,417	459,493
Kimball International Inc., Class B	10,897	111,476
Matthews International Corp., Class A	8,185	300,144
Montrose Environmental Group Inc.(a)(b)	5,937	418,618
MSA Safety Inc.	9,957	1,503,109
Pitney Bowes Inc.	31,758	210,555
Republic Services Inc.	57,095	7,961,898
Rollins Inc.	62,708	2,145,241
RR Donnelley & Sons Co.(a)	24,310	273,731
SP Plus Corp.(a)	6,161	173,863
Steelcase Inc., Class A	26,066	305,493
Stericycle Inc.(a)	24,813	1,479,847
Tetra Tech Inc.	14,702	2,496,400
U.S. Ecology Inc.(a)	9,386	299,789
UniFirst Corp./MA	4,261	896,514
Viad Corp.(a)	5,212	223,021
VSE Corp.	3,057	186,294
Waste Management Inc.	114,620	19,130,078
		69,384,314
Communications Equipment — 0.9%
ADTRAN Inc.	14,595	333,204
Arista Networks Inc.(a)	65,718	9,446,962
Aviat Networks Inc.(a)(b)	1,761	56,493
CalAmp Corp.(a)	11,898	84,000
Calix Inc.(a)(b)	14,843	1,186,995
Cambium Networks Corp.(a)	2,938	75,301
Ciena Corp.(a)	41,316	3,180,092
Cisco Systems Inc.	1,150,240	72,890,709
Clearfield Inc.(a)	3,523	297,412
CommScope Holding Co. Inc.(a)	51,713	570,911
Comtech Telecommunications Corp.	7,835	185,611
Digi International Inc.(a)	6,657	163,562
DZS Inc.(a)	6,401	103,824
EMCORE Corp.(a)	13,533	94,460

Security	Shares	Value

Communications Equipment (continued)
Extreme Networks Inc.(a)	30,084	$472,319
F5 Inc.(a)	16,232	3,972,133
Harmonic Inc.(a)	25,806	303,479
Infinera Corp.(a)(b)	40,921	392,432
Inseego Corp.(a)	20,896	121,824
Juniper Networks Inc.	86,769	3,098,521
Lumentum Holdings Inc.(a)	20,929	2,213,660
Motorola Solutions Inc.	45,009	12,228,945
NETGEAR Inc.(a)(b)	9,008	263,124
NetScout Systems Inc.(a)	20,559	680,092
Plantronics Inc.(a)	9,462	277,615
Ribbon Communications Inc.(a)	21,538	130,305
Ubiquiti Inc.	1,898	582,117
Viasat Inc.(a)	18,264	813,479
Viavi Solutions Inc.(a)	65,948	1,162,004
		115,381,585
Construction & Engineering — 0.2%
AECOM(a)	37,057	2,866,359
Ameresco Inc., Class A(a)(b)	7,488	609,823
API Group Corp.(a)	53,511	1,378,978
Arcosa Inc.	13,207	696,009
Argan Inc.	3,961	153,251
Comfort Systems USA Inc.	9,368	926,870
Construction Partners Inc., Class A(a)(b)	9,170	269,690
Dycom Industries Inc.(a)	8,535	800,242
EMCOR Group Inc.	14,389	1,833,015
Fluor Corp.(a)	40,279	997,711
Granite Construction Inc.	13,818	534,757
Great Lakes Dredge & Dock Corp.(a)	15,188	238,755
IES Holdings Inc.(a)	3,036	153,743
MasTec Inc.(a)	15,464	1,427,018
MYR Group Inc.(a)	5,050	558,278
NV5 Global Inc.(a)(b)	3,802	525,132
Primoris Services Corp.	11,876	284,786
Quanta Services Inc.	38,267	4,387,694
Sterling Construction Co. Inc.(a)(b)	6,990	183,837
Tutor Perini Corp.(a)	10,033	124,108
Valmont Industries Inc.	5,687	1,424,593
WillScot Mobile Mini Holdings Corp.(a)	56,475	2,306,439
		22,681,088
Construction Materials — 0.1%
Eagle Materials Inc.	10,943	1,821,572
Forterra Inc.(a)	10,076	239,607
Martin Marietta Materials Inc.	16,974	7,477,387
Summit Materials Inc., Class A(a)	32,953	1,322,733
Vulcan Materials Co.	36,052	7,483,674
		18,344,973
Consumer Finance — 0.6%
Ally Financial Inc.	94,109	4,480,530
American Express Co.	171,004	27,976,254
Capital One Financial Corp.	114,960	16,679,546
Credit Acceptance Corp.(a)(b)	2,373	1,631,865
Curo Group Holdings Corp.	6,432	102,976
Discover Financial Services	79,633	9,202,389
Encore Capital Group Inc.(a)(b)	9,008	559,487
Enova International Inc.(a)	10,379	425,124
EZCORP Inc., Class A, NVS(a)	14,395	106,091
FirstCash Holdings Inc.	11,536	863,008
Green Dot Corp., Class A(a)	14,236	515,913

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
LendingClub Corp.(a)(b)	26,549	$641,955
LendingTree Inc.(a)	3,008	368,781
Navient Corp.	44,494	944,163
Nelnet Inc., Class A	4,563	445,714
OneMain Holdings Inc.	30,450	1,523,718
Oportun Financial Corp.(a)	6,419	129,985
PRA Group Inc.(a)(b)	12,650	635,157
PROG Holdings Inc.	19,212	866,653
Regional Management Corp.	2,813	161,635
Santander Consumer USA Holdings Inc.	17,871	750,939
SLM Corp.	82,857	1,629,797
Synchrony Financial	148,441	6,886,178
Upstart Holdings Inc.(a)(b)	12,257	1,854,484
World Acceptance Corp.(a)(b)	1,014	248,866
		79,631,208
Containers & Packaging — 0.4%
Amcor PLC	422,559	5,074,934
AptarGroup Inc.	17,613	2,157,240
Ardagh Group SA(a)	4,919	111,046
Ardagh Metal Packaging SA(a)	24,950	225,299
Avery Dennison Corp.	22,346	4,839,473
Ball Corp.	86,889	8,364,804
Berry Global Group Inc.(a)	36,089	2,662,646
Crown Holdings Inc.	33,423	3,697,252
Graphic Packaging Holding Co.	74,809	1,458,776
Greif Inc., Class A, NVS	6,527	394,035
Greif Inc., Class B	2,055	122,848
International Paper Co.	106,543	5,005,390
Myers Industries Inc.	10,032	200,740
O-I Glass Inc.(a)	45,041	541,843
Packaging Corp. of America.	25,123	3,420,497
Pactiv Evergreen Inc.	10,935	138,656
Ranpak Holdings Corp.(a)	10,812	406,315
Sealed Air Corp.	41,268	2,784,352
Silgan Holdings Inc.	22,750	974,610
Sonoco Products Co.	26,917	1,558,225
TriMas Corp.	10,181	376,697
UFP Technologies Inc.(a)	2,039	143,260
Westrock Co.	72,270	3,205,897
		47,864,835
Distributors — 0.1%
Funko Inc., Class A(a)	6,615	124,362
Genuine Parts Co.	38,713	5,427,563
LKQ Corp.	73,731	4,426,072
Pool Corp.	10,562	5,978,092
		15,956,089
Diversified Consumer Services — 0.1%
2U Inc.(a)(b)	19,123	383,799
Adtalem Global Education Inc.(a)	13,157	388,921
American Public Education Inc.(a)	5,760	128,160
Bright Horizons Family Solutions Inc.(a)	16,828	2,118,309
Carriage Services Inc.	4,026	259,435
Chegg Inc.(a)	38,589	1,184,682
Coursera Inc.(a)	20,635	504,319
European Wax Center Inc., Class A(a)(b)	4,703	142,736
frontdoor Inc.(a)	23,570	863,841
Graham Holdings Co., Class B	1,060	667,620
Grand Canyon Education Inc.(a)	11,772	1,008,978
H&R Block Inc.	50,217	1,183,113

Security	Shares	Value

Diversified Consumer Services (continued)
Houghton Mifflin Harcourt Co.(a)	36,004	$579,664
Laureate Education Inc., Class A	25,729	314,923
Mister Car Wash Inc.(a)	20,863	379,915
OneSpaWorld Holdings Ltd.(a)	12,579	126,042
Perdoceo Education Corp.(a)	20,829	244,949
PowerSchool Holdings Inc., Class A(a)	11,622	191,414
Service Corp. International	45,084	3,200,513
Strategic Education Inc.	6,122	354,096
Stride Inc.(a)	11,511	383,662
Terminix Global Holdings Inc.(a)	33,914	1,533,930
Vivint Smart Home Inc.(a)(b)	19,408	189,810
WW International Inc.(a)	12,045	194,286
		16,527,117
Diversified Financial Services — 1.2%
Alerus Financial Corp.	4,263	124,821
A-Mark Precious Metals Inc.	2,662	162,648
Banco Latinoamericano de Comercio Exterior SA,
Class E	11,262	186,949
Berkshire Hathaway Inc., Class B(a)	499,178	149,254,222
Cannae Holdings Inc.(a)(b)	22,905	805,111
Equitable Holdings Inc.	100,394	3,291,919
Voya Financial Inc.	30,582	2,027,892
		155,853,562
Diversified Telecommunication Services — 0.9%
Anterix Inc.(a)	3,199	187,973
AT&T Inc.	1,943,922	47,820,481
ATN International Inc.	3,157	126,122
Bandwidth Inc., Class A(a)	6,223	446,563
Cogent Communications Holdings Inc.	11,934	873,330
Consolidated Communications Holdings Inc.(a)	16,600	124,168
EchoStar Corp., Class A(a)(b)	10,019	264,001
Globalstar Inc.(a)(b)	168,861	195,879
IDT Corp., Class B(a)	5,431	239,833
Iridium Communications Inc.(a)	32,688	1,349,688
Liberty Latin America Ltd., Class A(a)	11,855	138,229
Liberty Latin America Ltd., Class C, NVS(a)	42,680	486,552
Lumen Technologies Inc.	277,207	3,478,948
Ooma Inc.(a)	8,257	168,773
Radius Global Infrastructure Inc., Class A(a)	16,364	263,460
Telesat Corp.(a)	3,299	94,582
Verizon Communications Inc.	1,128,351	58,629,118
		114,887,700
Electric Utilities — 1.5%
ALLETE Inc.	14,567	966,520
Alliant Energy Corp.	67,807	4,168,096
American Electric Power Co. Inc.	136,060	12,105,258
Avangrid Inc.	15,371	766,705
Duke Energy Corp.	208,737	21,896,511
Edison International	101,460	6,924,645
Entergy Corp.	53,719	6,051,445
Evergy Inc.	63,190	4,335,466
Eversource Energy	92,606	8,425,294
Exelon Corp.	264,996	15,306,169
FirstEnergy Corp.	146,740	6,102,917
Hawaiian Electric Industries Inc.	30,165	1,251,848
IDACORP Inc.	14,365	1,627,698
MGE Energy Inc.	9,794	805,557
NextEra Energy Inc.	533,371	49,795,517
NRG Energy Inc.	67,884	2,924,443

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	53,458	$2,051,718
Otter Tail Corp.	10,927	780,406
PG&E Corp.(a)	411,986	5,001,510
Pinnacle West Capital Corp.	30,278	2,137,324
PNM Resources Inc.	22,603	1,030,923
Portland General Electric Co.	24,962	1,320,989
PPL Corp.	204,435	6,145,316
Southern Co. (The)	287,277	19,701,457
Xcel Energy Inc.	146,842	9,941,203
		191,564,935
Electrical Equipment — 0.7%
Acuity Brands Inc.	9,948	2,106,191
Allied Motion Technologies Inc.	3,815	139,209
American Superconductor Corp.(a)(b)	9,230	100,422
AMETEK Inc.	62,286	9,158,533
Array Technologies Inc.(a)	34,198	536,567
Atkore Inc.(a)(b)	12,297	1,367,303
AZZ Inc.	6,941	383,768
Babcock & Wilcox Enterprises Inc.(a)	17,841	160,926
Blink Charging Co.(a)(b)	10,253	271,807
Bloom Energy Corp., Class A(a)(b)	37,385	819,853
ChargePoint Holdings Inc.(a)(b)	60,832	1,158,850
Eaton Corp. PLC	108,249	18,707,592
Emerson Electric Co.	162,004	15,061,512
Encore Wire Corp.	5,269	753,994
EnerSys	11,881	939,312
Eos Energy Enterprises Inc.(a)(b)	11,598	87,217
Fluence Energy Inc.(a)	9,229	328,183
FuelCell Energy Inc.(a)(b)	87,228	453,586
Generac Holdings Inc.(a)	16,616	5,847,503
GrafTech International Ltd.	47,286	559,393
Hubbell Inc.	14,491	3,018,041
Nvent Electric PLC	45,648	1,734,624
Plug Power Inc.(a)(b)	139,184	3,929,164
Regal Rexnord Corp.	18,760	3,192,577
Rockwell Automation Inc.	31,538	11,002,031
Romeo Power Inc.(a)	15,712	57,349
Sensata Technologies Holding PLC(a)	41,701	2,572,535
Shoals Technologies Group Inc., Class A(a)(b)	27,830	676,269
Stem Inc.(a)(b)	30,786	584,010
Sunrun Inc.(a)	54,156	1,857,551
Thermon Group Holdings Inc.(a)	9,050	153,216
TPI Composites Inc.(a)	8,046	120,368
Vertiv Holdings Co.	87,329	2,180,605
Vicor Corp.(a)	5,721	726,453
		90,746,514
Electronic Equipment, Instruments & Components — 0.8%
908 Devices Inc.(a)	3,485	90,157
Advanced Energy Industries Inc.	11,056	1,006,759
Aeva Technologies Inc.(a)	24,899	188,236
Akoustis Technologies Inc.(a)	13,683	91,402
Amphenol Corp., Class A	158,487	13,861,273
Arlo Technologies Inc.(a)	22,394	234,913
Arrow Electronics Inc.(a)	19,234	2,582,549
Avnet Inc.	27,626	1,139,020
Badger Meter Inc.	7,440	792,806
Belden Inc.	11,036	725,396
Benchmark Electronics Inc.	11,002	298,154
CDW Corp./DE	37,148	7,607,168
Cognex Corp.	46,695	3,631,003

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Coherent Inc.(a)	6,622	$1,765,028
Corning Inc.	206,089	7,672,694
CTS Corp.	8,552	314,030
ePlus Inc.(a)	7,844	422,635
Fabrinet(a)	9,739	1,153,779
FARO Technologies Inc.(a)	4,356	305,007
Identiv Inc.(a)	6,537	183,951
II-VI Inc.(a)(b)	28,830	1,969,954
Insight Enterprises Inc.(a)	9,160	976,456
IPG Photonics Corp.(a)	9,700	1,669,758
Itron Inc.(a)	12,184	834,848
Jabil Inc.	40,277	2,833,487
Keysight Technologies Inc.(a)	50,431	10,414,506
Kimball Electronics Inc.(a)	6,246	135,913
Knowles Corp.(a)	26,952	629,329
Littelfuse Inc.	6,501	2,045,735
Luna Innovations Inc.(a)	10,113	85,354
Methode Electronics Inc.	9,592	471,639
MicroVision Inc.(a)	43,110	215,981
Napco Security Technologies Inc.(a)	3,933	196,571
National Instruments Corp.	36,134	1,577,972
nLight Inc.(a)	11,261	269,701
Novanta Inc.(a)(b)	9,266	1,633,874
OSI Systems Inc.(a)	5,096	474,947
Ouster Inc.(a)	42,281	219,861
PAR Technology Corp.(a)(b)	7,684	405,485
PC Connection Inc.	3,080	132,840
Plexus Corp.(a)	7,700	738,353
Rogers Corp.(a)	5,143	1,404,039
Sanmina Corp.(a)	18,622	772,068
ScanSource Inc.(a)	6,968	244,437
TD SYNNEX Corp.	11,303	1,292,611
Teledyne Technologies Inc.(a)	12,539	5,478,164
Trimble Inc.(a)	67,641	5,897,619
TTM Technologies Inc.(a)	24,896	370,950
Velodyne Lidar Inc.(a)(b)	19,048	88,383
Vishay Intertechnology Inc.	39,157	856,364
Vishay Precision Group Inc.(a)	3,437	127,581
Vontier Corp.	48,475	1,489,637
Zebra Technologies Corp., Class A(a)	14,416	8,580,403
		98,600,780
Energy Equipment & Services — 0.2%
Archrock Inc.	36,287	271,427
Aspen Aerogels Inc.(a)(b)	6,116	304,516
Baker Hughes Co.	201,941	4,858,701
Bristow Group Inc.(a)	6,391	202,403
Cactus Inc., Class A	12,966	494,394
ChampionX Corp.(a)	53,176	1,074,687
DMC Global Inc.(a)	3,705	146,755
Dril-Quip Inc.(a)	10,277	202,251
Expro Group Holdings NV(a)	8,490	121,832
Halliburton Co.	242,247	5,540,189
Helix Energy Solutions Group Inc.(a)	36,901	115,131
Helmerich & Payne Inc.	30,065	712,541
Liberty Oilfield Services Inc., Class A(a)	22,104	214,409
Nabors Industries Ltd.(a)	2,312	187,480
National Energy Services Reunited Corp.(a)(b)	11,272	106,520
NexTier Oilfield Solutions Inc.(a)	42,166	149,689
NOV Inc.	108,608	1,471,638
Oceaneering International Inc.(a)	25,579	289,299

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Oil States International Inc.(a)(b)	23,862	$118,594
Patterson-UTI Energy Inc.	46,212	390,491
ProPetro Holding Corp.(a)	20,681	167,516
Schlumberger NV	382,093	11,443,685
Select Energy Services Inc., Class A(a)	23,335	145,377
Solaris Oilfield Infrastructure Inc., Class A	16,256	106,477
TETRA Technologies Inc.(a)	43,248	122,824
Tidewater Inc.(a)	14,627	156,655
U.S. Silica Holdings Inc.(a)	22,053	207,298
		29,322,779
Entertainment — 1.6%
Activision Blizzard Inc.	209,202	13,918,209
AMC Entertainment Holdings Inc., Class A(a)(b)	139,386	3,791,299
Chicken Soup For The Soul Entertainment Inc.(a)	4,271	59,111
Cinemark Holdings Inc.(a)	30,217	487,098
CuriosityStream Inc.(a)(b)	8,695	51,562
Electronic Arts Inc.	76,672	10,113,037
Eros STX Global Corp.(a)(b)	118,612	28,431
IMAX Corp.(a)	15,349	273,826
Liberty Media Corp.-Liberty Braves, Class A(a)	4,536	130,410
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	8,933	251,017
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	6,661	395,264
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)	53,645	3,392,510
Lions Gate Entertainment Corp., Class A(a)(b)	14,723	244,991
Lions Gate Entertainment Corp., Class B, NVS(a)	34,820	535,880
Live Nation Entertainment Inc.(a)	36,768	4,400,762
Madison Square Garden Entertainment Corp.(a)(b)	7,118	500,680
Madison Square Garden Sports Corp.(a)	5,456	947,871
Marcus Corp. (The)(a)	7,514	134,200
Netflix Inc.(a)	117,546	70,814,412
Playtika Holding Corp.(a)(b)	28,235	488,183
Roku Inc.(a)	31,670	7,227,094
Skillz Inc., Class A(a)(b)	80,403	598,198
Spotify Technology SA(a)	37,215	8,709,427
Take-Two Interactive Software Inc.(a)	31,000	5,509,320
Walt Disney Co. (The)(a)	494,125	76,535,021
World Wrestling Entertainment Inc., Class A	11,986	591,389
Zynga Inc., Class A(a)	272,185	1,741,984
		211,871,186
Equity Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust.	24,933	544,287
Agree Realty Corp.	17,243	1,230,460
Alexander & Baldwin Inc.	20,562	515,901
Alexander's Inc.	585	152,275
Alexandria Real Estate Equities Inc.	41,952	9,353,618
American Assets Trust Inc.	12,825	481,322
American Campus Communities Inc.	38,427	2,201,483
American Finance Trust Inc.	29,559	269,874
American Homes 4 Rent, Class A	77,212	3,367,215
American Tower Corp.	122,930	35,957,025
Americold Realty Trust.	73,155	2,398,752
Apartment Income REIT Corp.	41,602	2,274,381
Apartment Investment & Management Co., Class A(a)	41,602	321,167
Apple Hospitality REIT Inc.	55,883	902,510
Armada Hoffler Properties Inc.	15,290	232,714
Ashford Hospitality Trust Inc.(a)(b)	5,228	50,189
AvalonBay Communities Inc.	38,050	9,611,049
Boston Properties Inc.	42,091	4,848,041

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Brandywine Realty Trust	51,126	$686,111
Brixmor Property Group Inc.	82,818	2,104,405
Broadstone Net Lease Inc.	41,841	1,038,494
Camden Property Trust	26,873	4,801,668
CareTrust REIT Inc.	26,969	615,702
CatchMark Timber Trust Inc., Class A	17,549	152,852
Centerspace	3,165	350,998
Chatham Lodging Trust(a)	13,312	182,641
City Office REIT Inc.	13,393	264,110
Community Healthcare Trust Inc.	5,918	279,744
CorePoint Lodging Inc.(a)	11,855	186,123
Corporate Office Properties Trust.	30,754	860,189
Cousins Properties Inc.	41,122	1,656,394
Crown Castle International Corp.	117,159	24,455,770
CTO Realty Growth Inc.	2,294	140,897
CubeSmart.	58,151	3,309,373
CyrusOne Inc.	33,663	3,020,244
DiamondRock Hospitality Co.(a)	56,386	541,869
Digital Realty Trust Inc.	76,699	13,565,752
DigitalBridge Group Inc.(a)	132,886	1,106,940
Diversified Healthcare Trust	68,090	210,398
Douglas Emmett Inc.	46,443	1,555,840
Duke Realty Corp.	103,517	6,794,856
Easterly Government Properties Inc.	20,954	480,266
EastGroup Properties Inc.	10,545	2,402,678
Empire State Realty Trust Inc., Class A	39,970	355,733
EPR Properties.	21,345	1,013,674
Equinix Inc.	24,349	20,595,358
Equity Commonwealth(a)	33,237	860,838
Equity LifeStyle Properties Inc.	46,404	4,067,775
Equity Residential	100,655	9,109,277
Essential Properties Realty Trust Inc.	33,590	968,400
Essex Property Trust Inc.	17,444	6,144,300
Extra Space Storage Inc.	35,442	8,035,765
Farmland Partners Inc.	10,572	126,335
Federal Realty Investment Trust.	21,064	2,871,444
First Industrial Realty Trust Inc.	35,552	2,353,542
Four Corners Property Trust Inc.	19,001	558,819
Franklin Street Properties Corp., Class C	28,958	172,300
Gaming and Leisure Properties Inc.	61,072	2,971,764
GEO Group Inc. (The)	33,696	261,144
Getty Realty Corp.	8,954	287,334
Gladstone Commercial Corp.	10,112	260,586
Gladstone Land Corp.	6,161	207,995
Global Medical REIT Inc.	12,028	213,497
Global Net Lease Inc.	26,184	400,092
Healthcare Realty Trust Inc.	37,762	1,194,790
Healthcare Trust of America Inc., Class A	61,203	2,043,568
Healthpeak Properties Inc.	146,262	5,278,596
Hersha Hospitality Trust(a)	13,850	127,005
Highwoods Properties Inc.	27,988	1,247,985
Host Hotels & Resorts Inc.(a)	193,234	3,360,339
Hudson Pacific Properties Inc.	42,223	1,043,330
Independence Realty Trust Inc.	25,620	661,765
Indus Realty Trust Inc.	2,111	171,118
Industrial Logistics Properties Trust.	16,999	425,825
Innovative Industrial Properties Inc.	6,516	1,713,122
Invitation Homes Inc.	162,245	7,356,188
Iron Mountain Inc.	77,091	4,034,172
iStar Inc.	15,986	412,918

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
JBG SMITH Properties	34,059	$977,834
Kilroy Realty Corp.	32,062	2,130,841
Kimco Realty Corp.	160,470	3,955,585
Kite Realty Group Trust	57,173	1,245,228
Lamar Advertising Co., Class A	24,066	2,919,206
Lexington Realty Trust	76,078	1,188,338
Life Storage Inc.	22,146	3,392,324
LTC Properties Inc.	10,194	348,023
Macerich Co. (The)	52,431	906,008
Medical Properties Trust Inc.	157,103	3,712,344
Mid-America Apartment Communities Inc.	31,363	7,195,927
Monmouth Real Estate Investment Corp.	28,379	596,243
National Health Investors Inc.	11,762	675,962
National Retail Properties Inc.	47,917	2,303,370
National Storage Affiliates Trust	21,112	1,460,950
NETSTREIT Corp.	8,683	198,841
NexPoint Residential Trust Inc.	6,411	537,434
Office Properties Income Trust	13,134	326,249
Omega Healthcare Investors Inc.	63,101	1,867,159
One Liberty Properties Inc.	4,762	168,003
Orion Office REIT Inc.(a)	14,892	278,034
Outfront Media Inc.	40,346	1,082,080
Paramount Group Inc.	48,525	404,698
Park Hotels & Resorts Inc.(a)	61,315	1,157,627
Pebblebrook Hotel Trust	35,580	795,925
Phillips Edison & Co. Inc.	5,054	166,984
Physicians Realty Trust	57,037	1,074,007
Piedmont Office Realty Trust Inc., Class A	35,034	643,925
Plymouth Industrial REIT Inc.	7,182	229,824
PotlatchDeltic Corp.	18,022	1,085,285
Preferred Apartment Communities Inc.	15,559	280,996
Prologis Inc.	200,524	33,760,221
PS Business Parks Inc.	5,433	1,000,596
Public Storage	40,988	15,352,465
Rayonier Inc.	38,949	1,571,982
Realty Income Corp.	153,786	11,009,540
Regency Centers Corp.	46,118	3,474,991
Retail Opportunity Investments Corp.	29,984	587,686
Retail Value Inc.	5,356	34,386
Rexford Industrial Realty Inc.	41,216	3,343,030
RLJ Lodging Trust	47,433	660,742
RPT Realty.	19,224	257,217
Ryman Hospitality Properties Inc.(a)	14,723	1,353,927
Sabra Health Care REIT Inc.	65,182	882,564
Safehold Inc.	5,404	431,509
Saul Centers Inc.	3,314	175,708
SBA Communications Corp.	29,587	11,509,935
Seritage Growth Properties, Class A(a)	8,843	117,347
Service Properties Trust	43,602	383,262
Simon Property Group Inc.	88,308	14,108,969
SITE Centers Corp.	49,726	787,163
SL Green Realty Corp.	19,191	1,375,995
Spirit Realty Capital Inc.	33,416	1,610,317
STAG Industrial Inc.	48,259	2,314,502
STORE Capital Corp.	67,167	2,310,545
Summit Hotel Properties Inc.(a)	30,282	295,552
Sun Communities Inc.	31,141	6,538,676
Sunstone Hotel Investors Inc.(a)	55,712	653,502
Tanger Factory Outlet Centers Inc.	24,192	466,422
Terreno Realty Corp.	19,176	1,635,521

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	83,612	$5,015,884
UMH Properties Inc.	10,035	274,257
Uniti Group Inc.	53,445	748,764
Universal Health Realty Income Trust.	3,361	199,879
Urban Edge Properties	31,209	592,971
Urstadt Biddle Properties Inc., Class A	9,554	203,500
Ventas Inc.	107,388	5,489,675
Veris Residential Inc.(a)	24,963	458,820
VICI Properties Inc.	170,980	5,148,208
Vornado Realty Trust	48,894	2,046,703
Washington REIT	24,543	634,437
Welltower Inc.	118,397	10,154,911
Weyerhaeuser Co.	202,239	8,328,202
Whitestone REIT	16,255	164,663
WP Carey Inc.	49,940	4,097,577
Xenia Hotels & Resorts Inc.(a)	31,800	575,898
		441,827,145
Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A	43,212	1,304,570
Andersons Inc. (The)	10,155	393,100
BJ's Wholesale Club Holdings Inc.(a)	36,073	2,415,809
Casey's General Stores Inc.	10,309	2,034,481
Chefs' Warehouse Inc. (The)(a)	7,818	260,339
Costco Wholesale Corp.	120,332	68,312,476
Grocery Outlet Holding Corp.(a)	22,842	645,972
Ingles Markets Inc., Class A	4,377	377,910
Kroger Co. (The)	203,186	9,196,198
Performance Food Group Co.(a)(b)	41,172	1,889,383
PriceSmart Inc.	6,182	452,337
Rite Aid Corp.(a)(b)	15,182	223,024
SpartanNash Co.	9,305	239,697
Sprouts Farmers Market Inc.(a)	31,784	943,349
Sysco Corp.	139,033	10,921,042
U.S. Foods Holding Corp.(a)(b)	60,254	2,098,647
United Natural Foods Inc.(a)	14,532	713,231
Walmart Inc.	390,390	56,485,529
Walgreens Boots Alliance Inc.	194,667	10,153,831
Weis Markets Inc.	4,886	321,890
		169,382,815
Food Products — 0.9%
AppHarvest Inc.(a)(b)	16,503	64,197
Archer-Daniels-Midland Co.	150,993	10,205,617
B&G Foods Inc.	17,467	536,761
Beyond Meat Inc.(a)(b)	15,585	1,015,519
Bunge Ltd.	37,986	3,546,373
Calavo Growers Inc.	4,284	181,642
Cal-Maine Foods Inc.	8,630	319,224
Campbell Soup Co.	54,322	2,360,834
Conagra Brands Inc.	126,537	4,321,238
Darling Ingredients Inc.(a)	43,795	3,034,555
Flowers Foods Inc.	48,844	1,341,745
Fresh Del Monte Produce Inc.	9,250	255,300
Freshpet Inc.(a)	10,996	1,047,589
General Mills Inc.	165,714	11,165,809
Hain Celestial Group Inc. (The)(a)	24,192	1,030,821
Hershey Co. (The)	39,666	7,674,181
Hormel Foods Corp.	76,366	3,727,424
Hostess Brands Inc.(a)	33,305	680,088
Ingredion Inc.	18,498	1,787,647
J&J Snack Foods Corp.	4,263	673,383

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
JM Smucker Co. (The)	28,564	$3,879,562
John B Sanfilippo & Son Inc.	2,032	183,205
Kellogg Co.	67,810	4,368,320
Kraft Heinz Co. (The)	188,700	6,774,330
Lamb Weston Holdings Inc.	40,045	2,538,052
Lancaster Colony Corp.	5,233	866,585
Limoneira Co.	7,581	113,715
McCormick & Co. Inc./MD, NVS	68,310	6,599,429
Mission Produce Inc.(a)	7,501	117,766
Mondelez International Inc., Class A	378,725	25,113,255
Pilgrim's Pride Corp.(a)	10,928	308,170
Post Holdings Inc.(a)	16,482	1,858,016
Sanderson Farms Inc.	5,387	1,029,348
Seaboard Corp.	75	295,126
Seneca Foods Corp., Class A(a)	2,160	103,572
Simply Good Foods Co. (The)(a)	23,297	968,456
Sovos Brands Inc.(a)	7,748	116,607
Tattooed Chef Inc.(a)(b)	12,775	198,523
Tootsie Roll Industries Inc.	4,072	147,529
TreeHouse Foods Inc.(a)	13,713	555,788
Tyson Foods Inc., Class A	77,516	6,756,294
Utz Brands Inc.	16,106	256,891
Vital Farms Inc.(a)(b)	7,278	131,441
Whole Earth Brands Inc.(a)	11,819	126,936
		118,376,863
Gas Utilities — 0.1%
Atmos Energy Corp.	35,434	3,712,420
Brookfield Infrastructure Corp., Class A	16,676	1,138,304
Chesapeake Utilities Corp.	4,585	668,539
National Fuel Gas Co.	23,208	1,483,919
New Jersey Resources Corp.	27,248	1,118,803
Northwest Natural Holding Co.	8,978	437,947
ONE Gas Inc.	14,915	1,157,255
South Jersey Industries Inc.	26,402	689,620
Southwest Gas Holdings Inc.	15,672	1,097,824
Spire Inc.	13,963	910,667
UGI Corp.	58,208	2,672,329
		15,087,627
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories.	472,841	66,547,642
ABIOMED Inc.(a)	12,015	4,315,428
Accuray Inc.(a)(b)	32,542	155,225
Align Technology Inc.(a)	21,359	14,036,708
Alphatec Holdings Inc.(a)(b)	15,076	172,319
AngioDynamics Inc.(a)	10,545	290,831
Apyx Medical Corp.(a)	14,039	179,980
Asensus Surgical Inc.(a)(b)	69,550	77,201
Aspira Women's Health Inc.(a)(b)	28,359	50,195
AtriCure Inc.(a)	12,429	864,188
Atrion Corp.	382	269,272
Avanos Medical Inc.(a)	12,453	431,746
Axogen Inc.(a)	8,570	80,301
Axonics Inc.(a)	11,198	627,088
Baxter International Inc.	137,410	11,795,274
Becton Dickinson and Co.	77,678	19,534,463
Bioventus Inc., Class A(a)	8,571	124,194
Boston Scientific Corp.(a)	387,258	16,450,720
Butterfly Network Inc.(a)(b)	49,320	329,951
Cardiovascular Systems Inc.(a)	10,287	193,190
Cerus Corp.(a)	40,087	272,993

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ClearPoint Neuro Inc.(a)	7,756	$87,022
CONMED Corp.	8,103	1,148,681
Cooper Companies Inc. (The)	13,106	5,490,628
CryoLife Inc.(a)(b)	10,906	221,937
CryoPort Inc.(a)	10,425	616,847
Cutera Inc.(a)	4,255	175,817
CytoSorbents Corp.(a)	16,200	67,878
DENTSPLY SIRONA Inc.	60,254	3,361,571
Dexcom Inc.(a)	26,157	14,045,001
Eargo Inc.(a)	6,912	35,251
Edwards Lifesciences Corp.(a)	168,573	21,838,632
Envista Holdings Corp.(a)	44,550	2,007,423
Figs Inc., Class A(a)	26,849	739,958
Glaukos Corp.(a)(b)	12,237	543,812
Globus Medical Inc., Class A(a)	20,573	1,485,371
Haemonetics Corp.(a)(b)	14,141	750,039
Heska Corp.(a)	2,601	474,657
Hologic Inc.(a)	68,514	5,245,432
ICU Medical Inc.(a)	5,284	1,254,105
IDEXX Laboratories Inc.(a)	23,135	15,233,472
Inari Medical Inc.(a)	9,353	853,648
Inogen Inc.(a)	4,820	163,880
Insulet Corp.(a)	17,916	4,766,910
Integer Holdings Corp.(a)	9,394	804,032
Integra LifeSciences Holdings Corp.(a)	19,926	1,334,843
Intersect ENT Inc.(a)	8,161	222,877
Intuitive Surgical Inc.(a)	96,474	34,663,108
iRadimed Corp.(a)	2,845	131,467
iRhythm Technologies Inc.(a)(b)	8,233	968,942
Lantheus Holdings Inc.(a)	19,617	566,735
LeMaitre Vascular Inc.	4,915	246,880
LivaNova PLC(a)	14,240	1,245,003
Masimo Corp.(a)	13,631	3,990,884
Medtronic PLC	365,268	37,786,975
Meridian Bioscience Inc.(a)	10,432	212,813
Merit Medical Systems Inc.(a)	14,628	911,324
Mesa Laboratories Inc.	1,441	472,778
Natus Medical Inc.(a)	9,099	215,919
Neogen Corp.(a)	29,278	1,329,514
Neuronetics Inc.(a)	11,004	49,078
Nevro Corp.(a)	9,386	760,923
Novocure Ltd.(a)(b)	27,786	2,086,173
NuVasive Inc.(a)	14,844	779,013
OraSure Technologies Inc.(a)	16,781	145,827
Ortho Clinical Diagnostics Holdings PLC(a)	30,574	653,978
Orthofix Medical Inc.(a)	4,761	148,020
OrthoPediatrics Corp.(a)(b)	2,950	176,587
Outset Medical Inc.(a)	13,010	599,631
PAVmed Inc.(a)	24,642	60,619
Penumbra Inc.(a)	9,254	2,658,859
Pulmonx Corp.(a)(b)	8,294	265,989
Quidel Corp.(a)(b)	10,439	1,409,161
ResMed Inc.	38,954	10,146,738
SeaSpine Holdings Corp.(a)	10,440	142,193
Senseonics Holdings Inc.(a)(b)	111,799	298,503
Shockwave Medical Inc.(a)	9,185	1,637,961
SI-BONE Inc.(a)(b)	7,824	173,771
Sientra Inc.(a)	19,652	72,123
Silk Road Medical Inc.(a)	9,616	409,738
STAAR Surgical Co.(a)	13,058	1,192,195

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stereotaxis Inc.(a)	18,861	$116,938
STERIS PLC	23,205	5,648,329
Stryker Corp.	94,889	25,375,216
Surmodics Inc.(a)	3,963	190,818
Tactile Systems Technology Inc.(a)	4,870	92,676
Tandem Diabetes Care Inc.(a)	16,381	2,465,668
Teleflex Inc.	12,707	4,173,995
TransMedics Group Inc.(a)	6,960	133,354
Treace Medical Concepts Inc.(a)(b)	4,806	89,584
Utah Medical Products Inc.	1,176	117,600
Vapotherm Inc.(a)	6,931	143,541
Varex Imaging Corp.(a)	10,139	319,885
ViewRay Inc.(a)	41,668	229,591
Zimmer Biomet Holdings Inc.	56,450	7,171,408
		372,646,658
Health Care Providers & Services — 2.7%
1Life Healthcare Inc.(a)(b)	31,867	559,903
Acadia Healthcare Co. Inc.(a)	23,693	1,438,165
Accolade Inc.(a)(b)	13,628	359,234
AdaptHealth Corp.(a)(b)	20,795	508,646
Addus HomeCare Corp.(a)	3,600	336,636
Agiliti Inc.(a)(b)	7,503	173,769
Agilon Health Inc.(a)(b)	45,356	1,224,612
Alignment Healthcare Inc.(a)(b)	21,419	301,151
Amedisys Inc.(a)	9,069	1,468,090
AmerisourceBergen Corp.	40,695	5,407,959
AMN Healthcare Services Inc.(a)(b)	12,590	1,540,135
Anthem Inc.	66,694	30,915,337
Apollo Medical Holdings Inc.(a)(b)	9,613	706,363
Apria Inc.(a)	4,068	132,617
Aveanna Healthcare Holdings Inc.(a)(b)	14,024	103,778
Brookdale Senior Living Inc.(a)	51,067	263,506
Cardinal Health Inc.	78,814	4,058,133
Castle Biosciences Inc.(a)(b)	4,493	192,615
Centene Corp.(a)(b)	156,971	12,934,410
Chemed Corp.	4,321	2,285,982
Cigna Corp.	88,549	20,333,507
Community Health Systems Inc.(a)	32,861	437,380
CorVel Corp.(a)	2,147	446,576
Covetrus Inc.(a)	32,143	641,896
Cross Country Healthcare Inc.(a)	12,388	343,891
CVS Health Corp.	358,241	36,956,142
DaVita Inc.(a)	19,383	2,205,010
Encompass Health Corp.	26,393	1,722,407
Ensign Group Inc. (The)	14,149	1,187,950
Fulgent Genetics Inc.(a)	5,429	546,103
Guardant Health Inc.(a)	24,921	2,492,598
Hanger Inc.(a)	9,957	180,520
HCA Healthcare Inc.	66,594	17,109,330
HealthEquity Inc.(a)	22,225	983,234
Henry Schein Inc.(a)	38,086	2,952,808
Humana Inc.	35,114	16,287,980
InfuSystem Holdings Inc.(a)	7,537	128,355
Innovage Holding Corp.(a)	8,404	42,020
Joint Corp. (The)(a)	2,916	191,552
Laboratory Corp. of America Holdings(a)	26,409	8,297,972
LHC Group Inc.(a)(b)	8,447	1,159,182
LifeStance Health Group Inc.(a)	12,529	119,276
Magellan Health Inc.(a)	6,485	616,010
McKesson Corp.	41,583	10,336,286

Security	Shares	Value

Health Care Providers & Services (continued)
MEDNAX Inc.(a)	21,373	$581,559
ModivCare Inc.(a)	3,182	471,859
Molina Healthcare Inc.(a)	15,733	5,004,353
National HealthCare Corp.	3,623	246,147
National Research Corp.	3,883	161,222
Oak Street Health Inc.(a)(b)	28,485	943,993
Ontrak Inc.(a)	3,771	23,720
Option Care Health Inc.(a)	40,419	1,149,516
Owens & Minor Inc.	20,121	875,263
Patterson Companies Inc.	22,279	653,889
Pennant Group Inc. (The)(a)	7,110	164,099
PetIQ Inc.(a)	5,374	122,043
Premier Inc., Class A	33,834	1,392,946
Privia Health Group Inc.(a)(b)	5,806	150,201
Progyny Inc.(a)(b)	17,488	880,521
Quest Diagnostics Inc.	33,146	5,734,589
R1 RCM Inc.(a)	31,806	810,735
RadNet Inc.(a)	9,957	299,805
Select Medical Holdings Corp.	31,433	924,130
Signify Health Inc., Class A(a)(b)	17,130	243,589
Surgery Partners Inc.(a)	9,838	525,448
Tenet Healthcare Corp.(a)	28,412	2,320,976
Tivity Health Inc.(a)	12,093	319,739
Triple-S Management Corp.(a)	6,598	235,417
U.S. Physical Therapy Inc.	3,650	348,757
UnitedHealth Group Inc.	256,023	128,559,389
Universal Health Services Inc., Class B	19,327	2,505,939
		346,278,870
Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	32,649	602,374
American Well Corp., Class A(a)	53,939	325,792
Cerner Corp.	81,087	7,530,550
Certara Inc.(a)	29,472	837,594
Change Healthcare Inc.(a)	69,898	1,494,419
Computer Programs & Systems Inc.(a)	4,121	120,745
Definitive Healthcare Corp.(a)	4,806	131,348
Evolent Health Inc., Class A(a)(b)	23,240	643,051
Health Catalyst Inc.(a)	12,469	494,022
HealthStream Inc.(a)	7,131	187,973
Icad Inc.(a)	7,917	57,002
Inspire Medical Systems Inc.(a)	7,236	1,664,714
Multiplan Corp.(a)(b)	102,804	455,422
NextGen Healthcare Inc.(a)	13,721	244,097
Omnicell Inc.(a)	11,965	2,158,965
OptimizeRx Corp.(a)	5,331	331,108
Phreesia Inc.(a)	13,198	549,829
Schrodinger Inc.(a)	12,428	432,867
Simulations Plus Inc.(b)	4,311	203,910
Tabula Rasa HealthCare Inc.(a)	4,908	73,620
Teladoc Health Inc.(a)	41,086	3,772,516
Veeva Systems Inc., Class A(a)	37,264	9,520,207
Vocera Communications Inc.(a)(b)	10,253	664,805
		32,496,930
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment Inc.(a)	11,755	153,050
Aramark	63,760	2,349,556
Bally's Corp.(a)	8,706	331,350
BJ's Restaurants Inc.(a)	6,224	215,039
Bloomin' Brands Inc.(a)	23,877	500,939
Booking Holdings Inc.(a)	11,143	26,734,620

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.(a)	21,829	$1,431,328
Brinker International Inc.(a)	12,429	454,777
Caesars Entertainment Inc.(a)	55,443	5,185,584
Carnival Corp.(a)	230,705	4,641,785
Century Casinos Inc.(a)	8,260	100,607
Cheesecake Factory Inc. (The)(a)	12,010	470,192
Chipotle Mexican Grill Inc.(a)	7,599	13,284,952
Choice Hotels International Inc.	9,846	1,535,878
Churchill Downs Inc.	9,971	2,402,014
Chuy's Holdings Inc.(a)	4,098	123,432
Cracker Barrel Old Country Store Inc.	6,703	862,274
Darden Restaurants Inc.	35,621	5,365,947
Dave & Buster's Entertainment Inc.(a)	13,156	505,190
Del Taco Restaurants Inc.	13,198	164,315
Denny's Corp.(a)(b)	18,089	289,424
Dine Brands Global Inc.	4,699	356,231
Domino's Pizza Inc.	9,991	5,638,221
DraftKings Inc., Class A(a)(b)	82,325	2,261,468
El Pollo Loco Holdings Inc.(a)	7,607	107,943
Everi Holdings Inc.(a)(b)	24,896	531,530
Expedia Group Inc.(a)	39,430	7,125,790
Full House Resorts Inc.(a)	9,786	118,508
GAN Ltd.(a)	11,653	107,091
Golden Entertainment Inc.(a)	5,405	273,115
Golden Nugget Online Gaming Inc.(a)	10,121	100,704
Hilton Grand Vacations Inc.(a)	24,070	1,254,288
Hilton Worldwide Holdings Inc.(a)	74,149	11,566,503
Hyatt Hotels Corp., Class A(a)	12,835	1,230,877
International Game Technology PLC.	25,963	750,590
Jack in the Box Inc.	5,615	491,200
Krispy Kreme Inc.(b)	8,149	154,179
Las Vegas Sands Corp.(a)	89,853	3,382,067
Life Time Group Holdings Inc.(a)	10,501	180,722
Lindblad Expeditions Holdings Inc.(a)(b)	10,832	168,979
Marriott International Inc./MD, Class A(a)	73,988	12,225,777
Marriott Vacations Worldwide Corp.	11,203	1,893,083
McDonald's Corp.	203,144	54,456,812
MGM Resorts International.	106,055	4,759,748
Monarch Casino & Resort Inc.(a)	3,757	277,830
NEOGAMES SA(a)	2,314	64,283
Noodles & Co.(a)	12,448	112,903
Norwegian Cruise Line Holdings Ltd.(a)(b)	100,929	2,093,267
Papa John's International Inc.	9,029	1,205,101
Penn National Gaming Inc.(a)	44,672	2,316,243
Planet Fitness Inc., Class A(a)	23,307	2,111,148
Portillo's Inc., Class A(a)(b)	6,354	238,529
RCI Hospitality Holdings Inc.	3,030	235,976
Red Robin Gourmet Burgers Inc.(a)(b)	5,324	88,006
Red Rock Resorts Inc., Class A	15,744	866,077
Royal Caribbean Cruises Ltd.(a)	59,543	4,578,857
Rush Street Interactive Inc.(a)	14,813	244,415
Ruth's Hospitality Group Inc.(a)	8,745	174,026
Scientific Games Corp./DE, Class A(a)	25,987	1,736,711
SeaWorld Entertainment Inc.(a)(b)	14,516	941,508
Shake Shack Inc., Class A(a)	9,763	704,498
Six Flags Entertainment Corp.(a)	22,135	942,508
Starbucks Corp.	320,837	37,528,304
Texas Roadhouse Inc.	19,018	1,697,927
Travel + Leisure Co.	22,695	1,254,353
Vail Resorts Inc.	10,997	3,605,916

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wendy's Co. (The)	49,528	$1,181,243
Wingstop Inc.	7,909	1,366,675
Wyndham Hotels & Resorts Inc.	25,312	2,269,221
Wynn Resorts Ltd.(a)	28,932	2,460,377
Yum China Holdings Inc.	116,667	5,814,683
Yum! Brands Inc.	80,542	11,184,062
		263,532,326
Household Durables — 0.5%
Beazer Homes USA Inc.(a)	10,161	235,938
Cavco Industries Inc.(a)	2,469	784,278
Century Communities Inc.	7,401	605,328
DR Horton Inc.	89,305	9,685,127
Ethan Allen Interiors Inc.	6,235	163,918
Garmin Ltd.	40,628	5,532,315
GoPro Inc., Class A(a)	32,733	337,477
Green Brick Partners Inc.(a)	8,538	258,958
Helen of Troy Ltd.(a)	6,604	1,614,480
Hooker Furniture Corp.	4,159	96,822
Hovnanian Enterprises Inc., Class A(a)	1,382	175,915
Installed Building Products Inc.	6,226	869,897
iRobot Corp.(a)	7,504	494,364
KB Home	24,038	1,075,220
La-Z-Boy Inc.	13,188	478,856
Leggett & Platt Inc.	37,478	1,542,595
Lennar Corp., Class A	73,688	8,559,598
Lennar Corp., Class B	3,819	365,173
LGI Homes Inc.(a)	6,161	951,751
Lovesac Co. (The)(a)(b)	2,863	189,702
M/I Homes Inc.(a)	7,527	468,029
MDC Holdings Inc.	15,358	857,437
Meritage Homes Corp.(a)	10,646	1,299,451
Mohawk Industries Inc.(a)	15,270	2,781,889
Newell Brands Inc.	105,487	2,303,836
NVR Inc.(a)	881	5,205,714
PulteGroup Inc.	69,520	3,973,763
Purple Innovation Inc., Class A(a)(b)	13,553	179,848
Skyline Champion Corp.(a)	13,858	1,094,505
Sonos Inc.(a)	33,309	992,608
Taylor Morrison Home Corp.(a)	33,194	1,160,462
Tempur Sealy International Inc.	49,014	2,305,128
Toll Brothers Inc.	30,431	2,202,900
TopBuild Corp.(a)	9,029	2,491,191
Traeger Inc.(a)(b)	6,082	73,957
TRI Pointe Homes Inc.(a)	30,974	863,865
Tupperware Brands Corp.(a)	13,867	212,026
Universal Electronics Inc.(a)	3,750	152,813
Vuzix Corp.(a)(b)	16,544	143,436
Whirlpool Corp.	16,307	3,826,601
		66,607,171
Household Products — 1.2%
Central Garden & Pet Co.(a)	2,673	140,680
Central Garden & Pet Co., Class A, NVS(a)	11,977	573,099
Church & Dwight Co. Inc.	66,571	6,823,527
Clorox Co. (The)	33,433	5,829,378
Colgate-Palmolive Co.	226,733	19,349,394
Energizer Holdings Inc.	19,928	799,113
Kimberly-Clark Corp.	92,056	13,156,643
Procter & Gamble Co. (The)	654,939	107,134,922
Reynolds Consumer Products Inc.	13,329	418,531
Spectrum Brands Holdings Inc.	11,855	1,205,891

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
WD-40 Co.	3,703	$905,902
		156,337,080
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	180,700	4,391,010
Brookfield Renewable Corp., Class A	35,646	1,312,842
Clearway Energy Inc., Class A	8,576	287,125
Clearway Energy Inc., Class C	23,866	859,892
Ormat Technologies Inc.	11,387	902,989
Sunnova Energy International Inc.(a)	23,105	645,092
Vistra Corp.	129,238	2,942,749
		11,341,699
Industrial Conglomerates — 0.8%
3M Co.	157,667	28,006,389
General Electric Co.	297,702	28,123,908
Honeywell International Inc.	189,114	39,432,160
Roper Technologies Inc.	28,630	14,081,952
		109,644,409
Insurance — 2.0%
Aflac Inc.	179,659	10,490,289
Alleghany Corp.(a)	3,558	2,375,285
Allstate Corp. (The)	77,772	9,149,876
Ambac Financial Group Inc.(a)	13,432	215,584
American Equity Investment Life Holding Co.	24,177	940,969
American Financial Group Inc./OH	18,121	2,488,376
American International Group Inc.	225,951	12,847,574
American National Group Inc.	1,838	347,088
AMERISAFE Inc.	5,051	271,895
Aon PLC, Class A	59,434	17,863,483
Arch Capital Group Ltd.(a)	103,672	4,608,220
Argo Group International Holdings Ltd.	8,525	495,388
Arthur J Gallagher & Co.	55,719	9,453,843
Assurant Inc.	15,876	2,474,433
Assured Guaranty Ltd.	18,756	941,551
Athene Holding Ltd., Class A(a)	32,255	2,687,809
Axis Capital Holdings Ltd.	19,733	1,074,856
Bright Health Group Inc.(a)	14,326	49,281
Brighthouse Financial Inc.(a)	21,928	1,135,870
Brown & Brown Inc.	64,248	4,515,349
BRP Group Inc., Class A(a)	11,805	426,279
Chubb Ltd.	116,663	22,552,125
Cincinnati Financial Corp.	41,315	4,707,018
CNA Financial Corp.	8,316	366,569
CNO Financial Group Inc.	33,236	792,346
eHealth Inc.(a)	6,440	164,220
Employers Holdings Inc.	7,711	319,081
Enstar Group Ltd.(a)	3,235	800,954
Erie Indemnity Co., Class A, NVS	7,163	1,380,024
Everest Re Group Ltd.	10,872	2,978,058
Fidelity National Financial Inc.	74,155	3,869,408
First American Financial Corp.	28,339	2,216,960
Genworth Financial Inc., Class A(a)	136,479	552,740
Globe Life Inc.	27,223	2,551,340
GoHealth Inc., Class A(a)	15,864	60,125
Goosehead Insurance Inc., Class A	4,782	622,043
Hanover Insurance Group Inc. (The)	9,718	1,273,641
Hartford Financial Services Group Inc. (The)	94,279	6,509,022
HCI Group Inc.	2,077	173,513
Horace Mann Educators Corp.	10,907	422,101
James River Group Holdings Ltd.	8,472	244,078

Security	Shares	Value

Insurance (continued)
Kemper Corp.	16,903	$993,727
Kinsale Capital Group Inc.	5,963	1,418,538
Lemonade Inc.(a)(b)	10,429	439,165
Lincoln National Corp.	48,884	3,336,822
Loews Corp.	58,422	3,374,455
Markel Corp.(a)	3,647	4,500,398
Marsh & McLennan Companies Inc.	137,821	23,956,046
MBIA Inc.(a)	15,506	244,840
Mercury General Corp.	7,269	385,693
MetLife Inc.	193,671	12,102,501
National Western Life Group Inc., Class A	593	127,163
Old Republic International Corp.	77,537	1,905,859
Palomar Holdings Inc.(a)	5,842	378,386
Primerica Inc.	10,979	1,682,751
Principal Financial Group Inc.	72,264	5,226,855
ProAssurance Corp.	13,261	335,503
Progressive Corp. (The)	158,084	16,227,323
Prudential Financial Inc.	102,888	11,136,597
Reinsurance Group of America Inc.	18,092	1,980,893
RenaissanceRe Holdings Ltd.	12,425	2,103,925
RLI Corp.	10,948	1,227,271
Safety Insurance Group Inc.	4,021	341,906
Selective Insurance Group Inc.	15,952	1,307,107
Selectquote Inc.(a)	36,182	327,809
SiriusPoint Ltd.(a)(b)	20,126	163,624
State Auto Financial Corp.	4,764	246,251
Stewart Information Services Corp.	6,984	556,834
Travelers Companies Inc. (The)	66,847	10,456,876
Trupanion Inc.(a)	9,951	1,313,831
United Fire Group Inc.	6,156	142,758
Universal Insurance Holdings Inc.	8,769	149,073
Unum Group	57,358	1,409,286
W R Berkley Corp.	37,212	3,065,897
White Mountains Insurance Group Ltd.	817	828,356
Willis Towers Watson PLC	33,738	8,012,438
		258,815,421
Interactive Media & Services — 5.4%
Alphabet Inc., Class A(a)	81,855	237,137,209
Alphabet Inc., Class C, NVS(a)	76,364	220,966,107
Cargurus Inc.(a)	24,006	807,562
Cars.com Inc.(a)	19,387	311,937
Eventbrite Inc., Class A(a)(b)	19,230	335,371
EverQuote Inc., Class A(a)	6,049	94,727
fuboTV Inc.(a)(b)	36,310	563,531
IAC/InterActiveCorp.(a)(b)	21,050	2,751,446
Match Group Inc.(a)	76,834	10,161,297
MediaAlpha Inc., Class A(a)	6,817	105,254
Meta Platforms Inc, Class A(a)	643,233	216,351,420
Pinterest Inc., Class A(a)	150,806	5,481,798
QuinStreet Inc.(a)	12,804	232,905
TripAdvisor Inc.(a)	28,536	777,891
TrueCar Inc.(a)(b)	30,926	105,148
Twitter Inc.(a)	211,584	9,144,661
Vimeo Inc.(a)	39,092	702,092
Yelp Inc.(a)	19,387	702,585
Ziff Davis Inc.(a)	11,786	1,306,596
		708,039,537
Internet & Direct Marketing Retail — 3.3%
1-800-Flowers.com Inc., Class A(a)	6,497	151,835
Amazon.com Inc.(a)	118,124	393,865,578

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
CarParts.com Inc.(a)(b)	13,119	$146,933
DoorDash Inc., Class A(a)(b)	40,028	5,960,169
eBay Inc.	170,236	11,320,694
Etsy Inc.(a)	34,402	7,531,974
Groupon Inc.(a)	6,236	144,426
Lands' End Inc.(a)	4,703	92,320
Liquidity Services Inc.(a)	5,954	131,464
Overstock.com Inc.(a)	11,935	704,284
PetMed Express Inc.	5,035	127,184
Porch Group Inc.(a)(b)	20,819	324,568
Quotient Technology Inc.(a)(b)	20,433	151,613
Qurate Retail Inc., Series A	100,894	766,794
RealReal Inc. (The)(a)(b)	19,013	220,741
Revolve Group Inc.(a)	9,592	537,536
Shutterstock Inc.	6,239	691,780
Stitch Fix Inc., Class A(a)	16,964	320,959
Wayfair Inc., Class A(a)(b)	20,438	3,882,607
Xometry Inc., Class A(a)	2,171	111,264
		427,184,723
IT Services — 4.7%
Accenture PLC, Class A	173,109	71,762,336
Akamai Technologies Inc.(a)(b)	43,437	5,083,866
Alliance Data Systems Corp.	13,234	880,987
Amdocs Ltd.	34,676	2,595,152
Automatic Data Processing Inc.	115,666	28,520,922
BigCommerce Holdings Inc., Series 1(a)(b)	12,116	428,543
Block Inc., Class A(a)(b)	107,802	17,411,101
Brightcove Inc.(a)	12,826	131,082
Broadridge Financial Solutions Inc.	31,723	5,799,599
Cantaloupe Inc.(a)(b)	17,634	156,590
Cass Information Systems Inc.	3,523	138,524
Cloudflare Inc., Class A(a)	70,257	9,238,795
Cognizant Technology Solutions Corp., Class A	142,646	12,655,553
Concentrix Corp.	11,303	2,018,942
Conduent Inc.(a)	39,199	209,323
CSG Systems International Inc.	8,616	496,454
DigitalOcean Holdings Inc.(a)(b)	13,372	1,074,173
DXC Technology Co.(a)	68,024	2,189,693
EPAM Systems Inc.(a)(b)	14,672	9,807,498
Euronet Worldwide Inc.(a)	13,783	1,642,520
EVERTEC Inc.	16,621	830,718
Evo Payments Inc., Class A(a)	14,231	364,314
ExlService Holdings Inc.(a)	9,023	1,306,260
Fastly Inc., Class A(a)(b)	28,825	1,021,846
Fidelity National Information Services Inc.	165,534	18,068,036
Fiserv Inc.(a)(b)	163,426	16,961,984
FleetCor Technologies Inc.(a)	22,090	4,944,626
Flywire Corp.(a)	17,005	647,210
Gartner Inc.(a)	22,133	7,399,505
Genpact Ltd.	50,850	2,699,118
Global Payments Inc.	78,397	10,597,706
Globant SA(a)	10,785	3,387,461
GoDaddy Inc., Class A(a)(b)	46,213	3,921,635
GreenSky Inc., Class A(a)	21,817	247,841
Grid Dynamics Holdings Inc.(a)	11,702	444,325
Hackett Group Inc. (The)	8,158	167,484
I3 Verticals Inc., Class A(a)	6,343	144,557
International Business Machines Corp.	243,571	32,555,700
International Money Express Inc.(a)	9,846	157,142
Jack Henry & Associates Inc.	19,810	3,308,072

Security	Shares	Value

IT Services (continued)
Kyndryl Holdings Inc.(a)	60,945	$1,103,104
Limelight Networks Inc.(a)(b)	37,704	129,325
LiveRamp Holdings Inc.(a)	17,201	824,788
Mastercard Inc., Class A	238,131	85,565,231
Maximus Inc.	16,964	1,351,522
MoneyGram International Inc.(a)	20,871	164,672
MongoDB Inc.(a)	17,253	9,132,876
Okta Inc.(a)	34,436	7,719,518
Paya Holdings Inc., Class A(a)(b)	23,682	150,144
Paychex Inc.	87,666	11,966,409
PayPal Holdings Inc.(a)	319,915	60,329,571
Paysafe Ltd.(a)	189,367	740,425
Perficient Inc.(a)	8,755	1,131,934
Rackspace Technology Inc.(a)(b)	16,371	220,517
Repay Holdings Corp.(a)(b)	21,554	393,792
Sabre Corp.(a)	88,376	759,150
Shift4 Payments Inc., Class A(a)(b)	11,886	688,556
Snowflake Inc., Class A(a)	54,079	18,319,261
SolarWinds Corp.	9,197	130,505
StoneCo Ltd., Class A(a)	60,093	1,013,168
Switch Inc., Class A	31,669	907,000
Thoughtworks Holding Inc.(a)	11,540	309,387
TTEC Holdings Inc.	4,811	435,636
Tucows Inc., Class A(a)(b)	2,386	199,994
Twilio Inc., Class A(a)	45,285	11,925,352
Unisys Corp.(a)(b)	18,660	383,836
VeriSign Inc.(a)	26,829	6,809,737
Verra Mobility Corp.(a)	38,427	592,929
Visa Inc., Class A	460,667	99,831,146
Western Union Co. (The)	114,490	2,042,502
WEX Inc.(a)	12,069	1,694,367
Wix.com Ltd.(a)(b)	14,455	2,280,854
		610,664,401
Leisure Products — 0.1%
Acushnet Holdings Corp.	9,740	516,999
American Outdoor Brands Inc.(a)	4,980	99,251
AMMO Inc.(a)(b)	22,676	123,584
Brunswick Corp./DE	20,834	2,098,609
Callaway Golf Co.(a)	31,438	862,659
Clarus Corp.	6,694	185,558
Genius Brands International Inc.(a)(b)	84,905	89,150
Hasbro Inc.	34,338	3,494,922
Hayward Holdings Inc.(a)(b)	11,216	294,196
Johnson Outdoors Inc., Class A	1,506	141,097
Latham Group Inc.(a)(b)	9,111	228,048
Malibu Boats Inc., Class A(a)(b)	5,276	362,619
MasterCraft Boat Holdings Inc.(a)(b)	5,412	153,322
Mattel Inc.(a)	93,842	2,023,234
Nautilus Inc.(a)(b)	8,901	54,563
Peloton Interactive Inc., Class A(a)(b)	73,193	2,617,382
Polaris Inc.	16,039	1,762,846
Smith & Wesson Brands Inc.	15,521	276,274
Sturm Ruger & Co. Inc.	4,284	291,398
Vista Outdoor Inc.(a)	16,340	752,784
YETI Holdings Inc.(a)	22,269	1,844,541
		18,273,036
Life Sciences Tools & Services — 1.9%
10X Genomics Inc., Class A(a)(b)	22,828	3,400,459
Adaptive Biotechnologies Corp.(a)	30,384	852,575
Agilent Technologies Inc.	82,499	13,170,965

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Avantor Inc.(a)	163,683	$6,897,602
Berkeley Lights Inc.(a)(b)	12,849	233,595
BioNano Genomics Inc.(a)(b)	75,709	226,370
Bio-Rad Laboratories Inc., Class A(a)	5,727	4,327,149
Bio-Techne Corp.	10,520	5,442,417
Bruker Corp.	27,515	2,308,784
Charles River Laboratories International Inc.(a)	13,465	5,073,343
ChromaDex Corp.(a)	15,038	56,242
Codexis Inc.(a)	17,178	537,156
Contra Aduro Biotech I(a)(c)	4,039	12,117
Cytek Biosciences Inc.(a)(b)	5,637	91,996
Danaher Corp.	172,657	56,805,880
Fluidigm Corp.(a)	22,720	89,062
Harvard Bioscience Inc.(a)	16,865	118,898
Illumina Inc.(a)	39,624	15,074,555
Inotiv Inc.(a)	2,634	110,812
IQVIA Holdings Inc.(a)	51,978	14,665,073
Maravai LifeSciences Holdings Inc., Class A(a)	30,821	1,291,400
MaxCyte Inc.(a)	25,912	264,043
Medpace Holdings Inc.(a)	7,631	1,660,811
Mettler-Toledo International Inc.(a)	6,217	10,551,555
NanoString Technologies Inc.(a)	12,259	517,698
NeoGenomics Inc.(a)	29,098	992,824
Pacific Biosciences of California Inc.(a)(b)	53,670	1,098,088
PerkinElmer Inc.	34,291	6,894,548
Personalis Inc.(a)	10,820	154,401
QIAGEN NV(a)(b)	63,033	3,503,374
Quanterix Corp.(a)	7,111	301,506
Repligen Corp.(a)	15,113	4,002,527
Seer Inc., Class A(a)(b)	11,237	256,316
Sotera Health Co.(a)(b)	27,019	636,297
Syneos Health Inc., Class A(a)	27,990	2,874,013
Thermo Fisher Scientific Inc.	106,940	71,354,646
Waters Corp.(a)	16,756	6,243,286
West Pharmaceutical Services Inc.	19,926	9,345,493
		251,437,876
Machinery — 1.8%
AGCO Corp.	16,882	1,958,650
AgEagle Aerial Systems Inc.(a)(b)	28,661	44,998
Alamo Group Inc.	2,481	365,154
Albany International Corp., Class A	8,242	729,005
Allison Transmission Holdings Inc.	28,003	1,017,909
Altra Industrial Motion Corp.	18,602	959,305
Astec Industries Inc.	6,183	428,296
Barnes Group Inc.	12,804	596,538
Blue Bird Corp.(a)	5,643	88,257
Caterpillar Inc.	147,256	30,443,705
Chart Industries Inc.(a)	9,957	1,588,042
CIRCOR International Inc.(a)	4,519	122,826
Colfax Corp.(a)	33,554	1,542,477
Columbus McKinnon Corp./NY	6,819	315,447
Crane Co.	13,071	1,329,713
Cummins Inc.	38,837	8,471,903
Deere & Co.	75,891	26,022,265
Desktop Metal Inc., Class A(a)	53,951	267,057
Donaldson Co. Inc.	33,708	1,997,536
Douglas Dynamics Inc.	5,646	220,533
Dover Corp.	39,291	7,135,246
Energy Recovery Inc.(a)	9,097	195,495
Enerpac Tool Group Corp.	16,353	331,639

Security	Shares	Value

Machinery (continued)
EnPro Industries Inc.	5,315	$585,022
ESCO Technologies Inc.	6,827	614,362
Evoqua Water Technologies Corp.(a)	30,543	1,427,885
Federal Signal Corp.	17,776	770,412
Flowserve Corp.	36,684	1,122,530
Fortive Corp.	89,341	6,815,825
Franklin Electric Co. Inc.	12,161	1,149,944
Gates Industrial Corp. PLC(a)	25,873	411,639
Gorman-Rupp Co. (The)	4,893	217,983
Graco Inc.	45,708	3,684,979
Greenbrier Companies Inc. (The)	8,635	396,260
Helios Technologies Inc.	8,407	884,164
Hillenbrand Inc.	21,147	1,099,433
Hydrofarm Holdings Group Inc.(a)(b)	10,508	297,271
Hyliion Holdings Corp.(a)	31,810	197,222
Hyster-Yale Materials Handling Inc.	2,554	104,969
Ideanomics Inc.(a)(b)	114,725	137,670
IDEX Corp.	20,761	4,906,240
Illinois Tool Works Inc.	85,425	21,082,890
Ingersoll Rand Inc.(b)	110,254	6,821,415
ITT Inc.	24,120	2,464,823
John Bean Technologies Corp.	8,889	1,364,995
Kadant Inc.	2,916	672,080
Kennametal Inc.	22,852	820,615
Lincoln Electric Holdings Inc.	15,392	2,146,722
Lindsay Corp.	3,192	485,184
Luxfer Holdings PLC.	7,504	144,902
Manitowoc Co. Inc. (The)(a)	9,516	176,902
Meritor Inc.(a)	17,890	443,314
Middleby Corp. (The)(a)	14,867	2,925,231
Miller Industries Inc./TN.	4,069	135,905
Mueller Industries Inc.	15,957	947,208
Mueller Water Products Inc., Class A	46,989	676,642
Nikola Corp.(a)(b)	53,912	532,111
Nordson Corp.	15,951	4,071,812
Omega Flex Inc.	879	111,589
Oshkosh Corp.	18,472	2,081,979
Otis Worldwide Corp.	115,996	10,099,772
PACCAR Inc.	93,269	8,231,922
Parker-Hannifin Corp.	34,864	11,090,936
Pentair PLC	45,554	3,326,809
Proto Labs Inc.(a)	7,366	378,244
RBC Bearings Inc.(a)	7,527	1,520,228
REV Group Inc.	9,686	137,057
Shyft Group Inc. (The)	9,197	451,849
Snap-on Inc.	14,315	3,083,165
SPX Corp.(a)	12,660	755,549
SPX FLOW Inc.	11,925	1,031,274
Standex International Corp.	3,187	352,673
Stanley Black & Decker Inc.	43,523	8,209,308
Tennant Co.	4,771	386,642
Terex Corp.	18,547	815,141
Timken Co. (The)	17,205	1,192,134
Titan International Inc.(a)	17,206	188,578
Toro Co. (The)	28,855	2,882,903
Trinity Industries Inc.	20,798	628,100
Wabash National Corp.	17,395	339,550
Watts Water Technologies Inc., Class A	7,250	1,407,732
Welbilt Inc.(a)	38,460	914,194
Westinghouse Air Brake Technologies Corp.	50,084	4,613,237

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Woodward Inc.	16,036	$1,755,301
Xylem Inc./NY	48,444	5,809,404
		228,703,827
Marine — 0.0%
Costamare Inc.	18,593	235,201
Eagle Bulk Shipping Inc.	2,835	128,992
Genco Shipping & Trading Ltd.	9,342	149,472
Kirby Corp.(a)	16,156	959,990
Matson Inc.	12,388	1,115,292
		2,588,947
Media — 1.1%
Advantage Solutions Inc.(a)(b)	21,380	171,468
Altice USA Inc., Class A(a)	60,724	982,514
AMC Networks Inc., Class A(a)	7,865	270,871
Boston Omaha Corp., Class A(a)	5,091	146,264
Cable One Inc.	1,480	2,609,906
Cardlytics Inc.(a)(b)	8,159	539,228
Charter Communications Inc., Class A(a)	33,997	22,165,024
Clear Channel Outdoor Holdings Inc.(a)	101,814	337,004
Comcast Corp., Class A	1,240,086	62,413,528
Daily Journal Corp.(a)	382	136,271
Discovery Inc., Class A(a)(b)	42,810	1,007,747
Discovery Inc., Class C, NVS(a)(b)	86,064	1,970,866
DISH Network Corp., Class A(a)(b)	68,656	2,227,201
Entercom Communications Corp.(a)	38,429	98,763
Entravision Communications Corp., Class A	22,156	150,218
EW Scripps Co. (The), Class A, NVS	14,130	273,415
Fox Corp., Class A, NVS	85,381	3,150,559
Fox Corp., Class B	38,667	1,325,118
Gannett Co. Inc.(a)	34,286	182,744
Gray Television Inc.	22,205	447,653
Iheartmedia Inc., Class A(a)	29,231	615,020
Integral Ad Science Holding Corp.(a)	5,220	115,936
Interpublic Group of Companies Inc. (The)	107,711	4,033,777
John Wiley & Sons Inc., Class A	12,730	729,047
Liberty Broadband Corp., Class A(a)(b)	6,462	1,039,736
Liberty Broadband Corp., Class C, NVS(a)	38,338	6,176,252
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	25,258	1,284,369
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)	44,152	2,245,129
Loyalty Ventures Inc.(a)	5,291	159,100
Magnite Inc.(a)	35,060	613,550
New York Times Co. (The), Class A	45,052	2,176,012
News Corp., Class A, NVS	107,159	2,390,717
News Corp., Class B	32,516	731,610
Nexstar Media Group Inc., Class A	10,912	1,647,494
Omnicom Group Inc.	56,751	4,158,146
Scholastic Corp.	7,173	286,633
Sinclair Broadcast Group Inc., Class A	12,281	324,587
Sirius XM Holdings Inc.(b)	246,171	1,563,186
Stagwell Inc.(a)(b)	19,297	167,305
TechTarget Inc.(a)	6,122	585,630
TEGNA Inc.	63,012	1,169,503
ViacomCBS Inc., Class A	2,879	96,072
ViacomCBS Inc., Class B, NVS	156,731	4,730,142
WideOpenWest Inc.(a)	15,305	329,364
		137,974,679
Metals & Mining — 0.5%
Alcoa Corp.	51,662	3,078,022

Security	Shares	Value

Metals & Mining (continued)
Allegheny Technologies Inc.(a)	33,899	$540,011
Arconic Corp.(a)	27,039	892,557
Carpenter Technology Corp.	13,816	403,289
Century Aluminum Co.(a)	13,197	218,542
Cleveland-Cliffs Inc.(a)	126,180	2,746,939
Coeur Mining Inc.(a)	62,878	316,905
Commercial Metals Co.	32,733	1,187,881
Compass Minerals International Inc.	9,298	474,942
Constellium SE(a)(b)	31,469	563,610
Ferroglobe PLC(a)(c)	15,827	—
Freeport-McMoRan Inc.	397,550	16,589,761
Gatos Silver Inc.(a)	13,394	139,030
Haynes International Inc.	3,999	161,280
Hecla Mining Co.	149,432	780,035
Kaiser Aluminum Corp.	4,495	422,260
Materion Corp.	5,177	475,973
MP Materials Corp.(a)(b)	20,043	910,353
Newmont Corp.	217,178	13,469,380
NovaGold Resources Inc.(a)	64,008	439,095
Nucor Corp.	77,730	8,872,879
Reliance Steel & Aluminum Co.	17,590	2,853,450
Royal Gold Inc.	18,498	1,946,175
Ryerson Holding Corp.	5,149	134,131
Schnitzer Steel Industries Inc., Class A	6,448	334,780
Southern Copper Corp.	22,315	1,377,059
Steel Dynamics Inc.	51,857	3,218,764
SunCoke Energy Inc.	27,168	179,037
TimkenSteel Corp.(a)(b)	10,371	171,121
United States Steel Corp.	70,834	1,686,558
Warrior Met Coal Inc.	15,651	402,387
Worthington Industries Inc.	9,716	531,077
		65,517,283
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	141,928	2,134,597
Annaly Capital Management Inc.	378,705	2,961,473
Apollo Commercial Real Estate Finance Inc.	42,469	558,892
Arbor Realty Trust Inc.	35,145	643,856
Ares Commercial Real Estate Corp.	11,455	166,556
ARMOUR Residential REIT Inc.	15,343	150,515
Blackstone Mortgage Trust Inc., Class A	42,440	1,299,513
BrightSpire Capital Inc.	24,286	249,174
Broadmark Realty Capital Inc.	35,684	336,500
Chimera Investment Corp.	62,079	936,151
Dynex Capital Inc.	7,636	127,598
Ellington Financial Inc.	14,191	242,524
Franklin BSP Realty Trust Inc.	7,853	117,324
Granite Point Mortgage Trust Inc.	16,057	188,027
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	19,969	1,060,753
Invesco Mortgage Capital Inc.	49,697	138,158
KKR Real Estate Finance Trust Inc.	6,828	142,227
Ladder Capital Corp.	28,937	346,955
MFA Financial Inc.	122,259	557,501
New Residential Investment Corp.	116,560	1,248,358
New York Mortgage Trust Inc.	95,859	356,596
Orchid Island Capital Inc.	33,927	152,672
PennyMac Mortgage Investment Trust.	24,529	425,088
Ready Capital Corp.	13,835	216,241
Redwood Trust Inc.	32,689	431,168
Starwood Property Trust Inc.	77,504	1,883,347

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
TPG RE Finance Trust Inc.	15,379	$189,469
Two Harbors Investment Corp.	75,607	436,252
		17,697,485
Multi-Utilities — 0.6%
Ameren Corp.	69,296	6,168,037
Avista Corp.	18,456	784,195
Black Hills Corp.	16,621	1,172,944
CenterPoint Energy Inc.	162,008	4,521,643
CMS Energy Corp.	77,710	5,055,036
Consolidated Edison Inc.	96,292	8,215,634
Dominion Energy Inc.	218,552	17,169,445
DTE Energy Co.	51,860	6,199,344
MDU Resources Group Inc.	53,833	1,660,210
NiSource Inc.	106,351	2,936,351
NorthWestern Corp.	14,220	812,815
Public Service Enterprise Group Inc.	137,736	9,191,123
Sempra Energy	87,000	11,508,360
Unitil Corp.	3,541	162,851
WEC Energy Group Inc.	86,401	8,386,945
		83,944,933
Multiline Retail — 0.5%
Big Lots Inc.	9,251	416,757
Dillard's Inc., Class A	1,487	364,345
Dollar General Corp.	63,478	14,970,017
Dollar Tree Inc.(a)	60,531	8,505,816
Franchise Group Inc.	7,880	411,021
Kohl's Corp.	43,082	2,127,820
Macy's Inc.	81,082	2,122,727
Nordstrom Inc.(a)	29,992	678,419
Ollie's Bargain Outlet Holdings Inc.(a)(b)	17,552	898,487
Target Corp.	132,693	30,710,468
		61,205,877
Oil, Gas & Consumable Fuels — 2.4%
Aemetis Inc.(a)(b)	7,291	89,679
Alto Ingredients Inc.(a)	24,377	117,253
Antero Midstream Corp.	91,937	889,950
Antero Resources Corp.(a)(b)	76,587	1,340,272
APA Corp.	101,408	2,726,861
Arch Resources Inc.	3,303	301,630
Berry Corp.	23,741	199,899
Brigham Minerals Inc., Class A	10,563	222,774
California Resources Corp.	22,731	970,841
Callon Petroleum Co.(a)(b)	13,354	630,976
Centennial Resource Development Inc./DE, Class A(a)	48,812	291,896
Centrus Energy Corp., Class A(a)	2,553	127,420
Cheniere Energy Inc.	63,461	6,436,215
Chesapeake Energy Corp.	28,942	1,867,338
Chevron Corp.	526,597	61,796,158
Civitas Resources Inc.	11,728	574,320
Clean Energy Fuels Corp.(a)	35,987	220,600
CNX Resources Corp.(a)	61,762	849,227
Comstock Resources Inc.(a)	23,164	187,397
ConocoPhillips	359,052	25,916,373
CONSOL Energy Inc.(a)(b)	7,896	179,318
Continental Resources Inc./OK.	17,657	790,327
Coterra Energy Inc.	218,633	4,154,027
Crescent Energy Inc.(a)	9,572	121,373
CVR Energy Inc.	10,405	174,908

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Delek U.S. Holdings Inc.(a)	16,200	$242,838
Denbury Inc.(a)(b)	14,327	1,097,305
Devon Energy Corp.	183,094	8,065,291
DHT Holdings Inc.	27,983	145,232
Diamondback Energy Inc.	49,108	5,296,298
Dorian LPG Ltd.	9,751	123,740
DTE Midstream LLC(a)	25,936	1,244,409
Energy Fuels Inc./Canada(a)(b)	40,976	312,647
EOG Resources Inc.	158,149	14,048,376
EQT Corp.(a)	82,504	1,799,412
Equitrans Midstream Corp.	115,445	1,193,701
Escrow PetroCorp.(a)(c)	1,248	—
Exxon Mobil Corp.	1,152,609	70,528,145
Frontline Ltd./Bermuda(a)(b)	33,665	238,012
Gevo Inc.(a)(b)	54,971	235,276
Golar LNG Ltd.(a)	25,673	318,088
Green Plains Inc.(a)	9,493	329,977
Hess Corp.	75,974	5,624,355
HollyFrontier Corp.	42,673	1,398,821
International Seaways Inc.	7,955	116,779
Kinder Morgan Inc.	527,708	8,369,449
Kosmos Energy Ltd.(a)	100,500	347,730
Laredo Petroleum Inc.(a)(b)	3,414	205,284
Magnolia Oil & Gas Corp., Class A	38,194	720,721
Marathon Oil Corp.	215,076	3,531,548
Marathon Petroleum Corp.	167,209	10,699,704
Matador Resources Co.	28,937	1,068,354
Murphy Oil Corp.	42,244	1,102,991
New Fortress Energy Inc.	7,620	183,947
Nordic American Tankers Ltd.	53,230	89,959
Northern Oil and Gas Inc.	13,356	274,866
Oasis Petroleum Inc.	5,506	693,701
Occidental Petroleum Corp.	229,721	6,659,612
ONEOK Inc.	120,963	7,107,786
Ovintiv Inc.	72,641	2,448,002
Par Pacific Holdings Inc.(a)	11,679	192,587
PBF Energy Inc., Class A(a)	24,267	314,743
PDC Energy Inc.	28,358	1,383,303
Peabody Energy Corp.(a)	22,032	221,862
Penn Virginia Corp.(a)	4,142	111,503
Phillips 66	119,086	8,628,972
Pioneer Natural Resources Co.	58,555	10,649,983
Range Resources Corp.(a)	64,574	1,151,354
Renewable Energy Group Inc.(a)	11,311	480,039
REX American Resources Corp.(a)	1,598	153,408
Riley Exploration Permian Inc.	3,645	70,421
Scorpio Tankers Inc.	16,516	211,570
SFL Corp. Ltd.	22,677	184,818
SM Energy Co.	30,807	908,190
Southwestern Energy Co.(a)	274,379	1,278,606
Talos Energy Inc.(a)	12,822	125,656
Targa Resources Corp.	62,456	3,262,701
Tellurian Inc.(a)(b)	89,834	276,689
Texas Pacific Land Corp.	1,596	1,993,197
Uranium Energy Corp.(a)(b)	65,230	218,521
Ur-Energy Inc.(a)	95,249	116,204
Valero Energy Corp.	110,859	8,326,619
W&T Offshore Inc.(a)	34,229	110,560
Whiting Petroleum Corp.(a)	10,499	679,075
Williams Companies Inc. (The)	328,641	8,557,812

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	18,347	$485,645
		317,133,426
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,668	171,176
Glatfelter Corp.	10,773	185,296
Louisiana-Pacific Corp.	25,258	1,978,964
Neenah Inc.	4,773	220,894
Schweitzer-Mauduit International Inc.	7,886	235,791
Sylvamo Corp.(a)	9,679	269,947
Verso Corp., Class A	9,338	252,313
		3,314,381
Personal Products — 0.2%
Beauty Health Co. (The)(a)(b)	23,549	568,944
BellRing Brands Inc., Class A(a)	10,998	313,773
Coty Inc., Class A(a)	92,421	970,420
Edgewell Personal Care Co.	15,635	714,676
elf Beauty Inc.(a)	12,584	417,915
Estee Lauder Companies Inc. (The), Class A	62,241	23,041,618
Herbalife Nutrition Ltd.(a)(b)	29,266	1,197,857
Honest Co. Inc. (The)(a)	22,958	185,730
Inter Parfums Inc.	5,212	557,163
Medifast Inc.	3,304	691,957
Nu Skin Enterprises Inc., Class A	12,253	621,840
Olaplex Holdings Inc.(a)	21,932	638,879
USANA Health Sciences Inc.(a)	3,736	378,083
Veru Inc.(a)	17,066	100,519
		30,399,374
Pharmaceuticals — 3.3%
Aclaris Therapeutics Inc.(a)(b)	11,682	169,856
Aerie Pharmaceuticals Inc.(a)	12,475	87,575
Amneal Pharmaceuticals Inc.(a)	27,526	131,850
Amphastar Pharmaceuticals Inc.(a)	10,783	251,136
Ampio Pharmaceuticals Inc.(a)	76,746	43,745
ANI Pharmaceuticals Inc.(a)	3,300	152,064
Antares Pharma Inc.(a)	38,612	137,845
Arvinas Inc.(a)	12,025	987,733
Atea Pharmaceuticals Inc.(a)	18,817	168,224
Athira Pharma Inc.(a)	14,584	190,030
Axsome Therapeutics Inc.(a)(b)	7,302	275,870
BioDelivery Sciences International Inc.(a)	39,672	122,983
Bristol-Myers Squibb Co.	608,125	37,916,594
Cara Therapeutics Inc.(a)	9,476	115,418
Cassava Sciences Inc.(a)(b)	10,298	450,023
Catalent Inc.(a)	46,243	5,920,491
Citius Pharmaceuticals Inc.(a)(b)	54,448	83,850
Collegium Pharmaceutical Inc.(a)	9,736	181,868
Corcept Therapeutics Inc.(a)	28,958	573,368
DICE Therapeutics Inc.(a)(b)	5,176	131,005
Durect Corp.(a)	97,146	95,776
Edgewise Therapeutics Inc.(a)(b)	12,182	186,141
Elanco Animal Health Inc.(a)	121,826	3,457,422
Eli Lilly & Co.	230,750	63,737,765
Endo International PLC(a)	62,446	234,797
Esperion Therapeutics Inc.(a)	8,612	43,060
Evolus Inc.(a)	11,946	77,768
EyePoint Pharmaceuticals Inc.(a)	8,713	106,647
Fulcrum Therapeutics Inc.(a)	6,506	115,091
Harmony Biosciences Holdings Inc.(a)(b)	7,625	325,130
Ikena Oncology Inc.(a)	7,709	96,671

Security	Shares	Value

Pharmaceuticals (continued)
Innoviva Inc.(a)(b)	11,663	$201,187
Intra-Cellular Therapies Inc.(a)	19,744	1,033,401
Jazz Pharmaceuticals PLC(a)	16,338	2,081,461
Johnson & Johnson	717,047	122,665,230
KemPharm Inc.(a)(b)	11,921	103,832
Marinus Pharmaceuticals Inc.(a)	11,998	142,536
Merck & Co. Inc.	689,976	52,879,761
Mind Medicine MindMed Inc.(a)(b)	100,156	138,215
Nektar Therapeutics(a)(b)	46,651	630,255
NGM Biopharmaceuticals Inc.(a)	6,798	120,393
Nuvation Bio Inc.(a)(b)	42,917	364,794
Ocular Therapeutix Inc.(a)	23,344	162,708
Omeros Corp.(a)(b)	14,084	90,560
Oramed Pharmaceuticals Inc.(a)(b)	7,221	103,116
Organon & Co.	70,492	2,146,481
Pacira BioSciences Inc.(a)	12,202	734,194
Perrigo Co. PLC	38,171	1,484,852
Pfizer Inc.	1,519,248	89,711,594
Phathom Pharmaceuticals Inc.(a)(b)	6,124	120,459
Phibro Animal Health Corp., Class A	5,344	109,124
Pliant Therapeutics Inc.(a)	6,650	89,775
Prestige Consumer Healthcare Inc.(a)	14,079	853,891
Provention Bio Inc.(a)(b)	19,505	109,618
Reata Pharmaceuticals Inc., Class A(a)(b)	7,577	199,805
Relmada Therapeutics Inc.(a)	5,503	123,983
Revance Therapeutics Inc.(a)(b)	17,521	285,943
Royalty Pharma PLC, Class A	89,324	3,559,561
SIGA Technologies Inc.(a)(b)	21,957	165,117
Supernus Pharmaceuticals Inc.(a)	13,522	394,302
TherapeuticsMD Inc.(a)	139,797	49,698
Theravance Biopharma Inc.(a)	15,900	175,695
Viatris Inc.	330,320	4,469,230
Zoetis Inc.	129,135	31,512,814
Zogenix Inc.(a)(b)	15,450	251,063
		433,832,444
Professional Services — 0.7%
ASGN Inc.(a)	13,753	1,697,120
Barrett Business Services Inc.	1,801	124,377
Booz Allen Hamilton Holding Corp.	36,326	3,080,082
CACI International Inc., Class A(a)	6,271	1,688,216
CBIZ Inc.(a)	14,012	548,149
Clarivate PLC(a)(b)	118,179	2,779,570
CoStar Group Inc.(a)	106,887	8,447,280
CRA International Inc.	2,720	253,939
Dun & Bradstreet Holdings Inc.(a)(b)	45,574	933,811
Equifax Inc.	32,887	9,628,985
Exponent Inc.	13,844	1,616,010
First Advantage Corp.(a)	15,559	296,243
Forrester Research Inc.(a)	3,751	220,296
Franklin Covey Co.(a)	4,523	209,686
FTI Consulting Inc.(a)(b)	8,832	1,355,005
Heidrick & Struggles International Inc.	4,605	201,377
HireRight Holdings Corp.(a)(b)	8,710	139,360
Huron Consulting Group Inc.(a)	5,964	297,604
ICF International Inc.	5,005	513,263
IHS Markit Ltd.	101,510	13,492,709
Insperity Inc.	9,706	1,146,376
Jacobs Engineering Group Inc.	34,624	4,820,700
KBR Inc.	37,612	1,791,083
Kelly Services Inc., Class A, NVS	10,413	174,626

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Kforce Inc.	5,233	$393,626
Korn Ferry	14,626	1,107,627
Legalzoomcom Inc.(a)(b)	5,111	82,134
Leidos Holdings Inc.	37,812	3,361,487
ManpowerGroup Inc.	15,192	1,478,637
ManTech International Corp./VA, Class A	7,322	533,993
Nielsen Holdings PLC	99,170	2,033,977
Resources Connection Inc.	11,063	197,364
Robert Half International Inc.	30,287	3,377,606
Science Applications International Corp.	16,450	1,375,056
Sterling Check Corp.(a)(b)	6,091	124,926
TransUnion	51,908	6,155,251
TriNet Group Inc.(a)	10,676	1,016,996
TrueBlue Inc.(a)	10,317	285,471
Upwork Inc.(a)	31,406	1,072,829
Verisk Analytics Inc.	43,185	9,877,705
Willdan Group Inc.(a)(b)	3,390	119,328
		88,049,880
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	90,297	9,798,127
Cushman & Wakefield PLC(a)(b)	39,008	867,538
Douglas Elliman Inc.	21,259	244,473
eXp World Holdings Inc.	16,759	564,611
Forestar Group Inc.(a)	6,327	137,612
FRP Holdings Inc.(a)	2,608	150,742
Howard Hughes Corp. (The)(a)	11,269	1,146,959
Jones Lang LaSalle Inc.(a)	13,738	3,700,193
Kennedy-Wilson Holdings Inc.	32,733	781,664
Marcus & Millichap Inc.(a)	5,775	297,182
Newmark Group Inc., Class A	43,015	804,381
Opendoor Technologies Inc.(a)	122,196	1,785,284
Rafael Holdings Inc., Class B(a)	3,518	17,942
RE/MAX Holdings Inc., Class A	4,541	138,455
Realogy Holdings Corp.(a)	32,557	547,283
Redfin Corp.(a)(b)	27,931	1,072,271
RMR Group Inc. (The), Class A	4,284	148,569
St Joe Co. (The)(b)	8,683	451,950
Tejon Ranch Co.(a)	8,654	165,118
Zillow Group Inc., Class A(a)(b)	16,386	1,019,537
Zillow Group Inc., Class C, NVS(a)(b)	46,033	2,939,207
		26,779,098
Road & Rail — 1.1%
AMERCO	2,401	1,743,678
ArcBest Corp.	6,377	764,283
Avis Budget Group Inc.(a)	11,160	2,314,249
Covenant Logistics Group Inc., Class A(a)	3,881	102,575
CSX Corp.	601,467	22,615,159
Daseke Inc.(a)	12,483	125,329
Heartland Express Inc.	12,286	206,651
JB Hunt Transport Services Inc.	22,694	4,638,654
Knight-Swift Transportation Holdings Inc.	43,415	2,645,710
Landstar System Inc.	10,405	1,862,703
Lyft Inc., Class A(a)	79,798	3,409,769
Marten Transport Ltd.	14,536	249,438
Norfolk Southern Corp.	66,063	19,667,616
Old Dominion Freight Line Inc.	27,677	9,918,883
Ryder System Inc.	13,629	1,123,438
Saia Inc.(a)	7,325	2,468,745
Schneider National Inc., Class B	15,274	411,023
TuSimple Holdings Inc., Class A(a)(b)	36,019	1,291,281

Security	Shares	Value

Road & Rail (continued)
Uber Technologies Inc.(a)	438,614	$18,391,085
Union Pacific Corp.	174,945	44,073,894
Werner Enterprises Inc.	16,900	805,454
XPO Logistics Inc.(a)	26,260	2,033,312
Yellow Corp.(a)	13,583	171,010
		141,033,939
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices Inc.(a)	329,238	47,377,348
Allegro MicroSystems Inc.(a)	12,938	468,097
Alpha & Omega Semiconductor Ltd.(a)	6,585	398,788
Ambarella Inc.(a)	9,553	1,938,208
Amkor Technology Inc.	29,956	742,609
Analog Devices Inc.	145,892	25,643,437
Applied Materials Inc.	245,122	38,572,398
Atomera Inc.(a)(b)	5,988	120,479
Axcelis Technologies Inc.(a)	8,410	627,050
AXT Inc.(a)	13,870	122,195
Broadcom Inc.	108,651	72,297,462
Brooks Automation Inc	19,654	2,026,524
CEVA Inc.(a)	5,837	252,392
Cirrus Logic Inc.(a)	15,832	1,456,861
CMC Materials Inc.	8,253	1,582,018
Cohu Inc.(a)	11,450	436,131
Diodes Inc.(a)	11,345	1,245,794
Enphase Energy Inc.(a)	35,801	6,549,435
Entegris Inc.	36,486	5,056,230
First Solar Inc.(a)	28,476	2,481,968
FormFactor Inc.(a)	21,055	962,635
GLOBALFOUNDRIES Inc.(a)(b)	14,234	924,783
Ichor Holdings Ltd.(a)	7,557	347,849
Impinj Inc.(a)	4,859	430,993
Intel Corp.	1,100,642	56,683,063
KLA Corp.	41,255	17,744,188
Kopin Corp.(a)	22,304	91,223
Kulicke & Soffa Industries Inc.	15,573	942,789
Lam Research Corp.	38,269	27,521,151
Lattice Semiconductor Corp.(a)	36,535	2,815,387
MACOM Technology Solutions Holdings Inc.,
Class H(a)(b)	13,545	1,060,574
Marvell Technology Inc.	222,757	19,489,010
MaxLinear Inc.(a)	19,366	1,460,003
Meta Materials Inc.(a)(b)	59,308	145,898
Microchip Technology Inc.	148,149	12,897,852
Micron Technology Inc.	305,603	28,466,919
MKS Instruments Inc.	14,933	2,600,881
Monolithic Power Systems Inc.	12,222	6,029,479
NeoPhotonics Corp.(a)	16,103	247,503
NVE Corp.	1,603	109,485
NVIDIA Corp.	651,076	191,487,962
NXP Semiconductors NV	72,107	16,424,532
ON Semiconductor Corp.(a)	114,778	7,795,722
Onto Innovation Inc.(a)	12,641	1,279,648
PDF Solutions Inc.(a)	10,437	331,792
Photronics Inc.(a)	16,767	316,058
Power Integrations Inc.	16,133	1,498,594
Qorvo Inc.(a)	30,022	4,695,141
QUALCOMM Inc.	307,137	56,166,143
Rambus Inc.(a)	28,231	829,709
Semtech Corp.(a)	17,070	1,518,035
Silicon Laboratories Inc.(a)	10,762	2,221,492

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.(a)	4,447	$1,300,925
Skyworks Solutions Inc.	44,625	6,923,123
SMART Global Holdings Inc.(a)(b)	4,986	353,956
SunPower Corp.(a)(b)	20,396	425,665
Synaptics Inc.(a)	10,579	3,062,726
Teradyne Inc.	45,065	7,369,479
Texas Instruments Inc.	251,366	47,374,950
Ultra Clean Holdings Inc.(a)	11,879	681,379
Universal Display Corp.	12,185	2,010,891
Veeco Instruments Inc.(a)(b)	11,588	329,910
Wolfspeed Inc.(a)(b)	30,777	3,439,945
Xilinx Inc.	66,752	14,153,427
		762,358,293
Software — 10.0%
8x8 Inc.(a)(b)	29,013	486,258
A10 Networks Inc.	15,388	255,133
ACI Worldwide Inc.(a)	32,733	1,135,835
Adobe Inc.(a)	129,929	73,677,539
Agilysys Inc.(a)	4,124	183,353
Alarm.com Holdings Inc.(a)	12,590	1,067,758
Alkami Technology Inc.(a)	7,674	153,940
Altair Engineering Inc., Class A(a)(b)	12,389	957,917
Alteryx Inc., Class A(a)(b)	16,013	968,786
American Software Inc./GA, Class A	6,431	168,299
Anaplan Inc.(a)(b)	38,318	1,756,880
ANSYS Inc.(a)	23,604	9,468,036
Appfolio Inc., Class A(a)(b)	4,940	598,036
Appian Corp.(a)(b)	10,631	693,248
Asana Inc., Class A(a)	20,334	1,515,900
Aspen Technology Inc.(a)	18,220	2,773,084
Atlassian Corp. PLC, Class A(a)	37,894	14,448,603
Autodesk Inc.(a)	59,809	16,817,693
Avalara Inc.(a)	23,163	2,990,575
Avaya Holdings Corp.(a)(b)	22,379	443,104
AvidXchange Holdings Inc., NVS(a)	7,775	117,092
Benefitfocus Inc.(a)	10,507	112,005
Bentley Systems Inc., Class B(b)	36,719	1,774,629
Bill.com Holdings Inc.(a)	24,967	6,220,528
Black Knight Inc.(a)(b)	42,312	3,507,242
Blackbaud Inc.(a)	13,258	1,047,117
Blackline Inc.(a)	13,900	1,439,206
Bottomline Technologies DE Inc.(a)	11,509	649,913
Box Inc., Class A(a)	39,550	1,035,814
BTRS Holdings Inc.(a)	18,746	146,594
C3.ai Inc., Class A(a)	16,120	503,750
Cadence Design Systems Inc.(a)	74,516	13,886,057
CDK Global Inc.	34,631	1,445,498
Cerence Inc.(a)(b)	10,252	785,713
Ceridian HCM Holding Inc.(a)	35,110	3,667,591
ChannelAdvisor Corp.(a)	5,196	128,237
Citrix Systems Inc.	33,347	3,154,293
Cleanspark Inc.(a)	10,409	99,094
CommVault Systems Inc.(a)	11,303	779,003
Consensus Cloud Solutions Inc.(a)	3,920	226,850
CoreCard Corp.(a)	3,199	124,121
Couchbase Inc.(a)(b)	3,084	76,977
Coupa Software Inc.(a)	20,221	3,195,929
Crowdstrike Holdings Inc., Class A(a)	53,596	10,973,781
CS Disco Inc.(a)(b)	3,498	125,054
Datadog Inc., Class A(a)	69,162	12,318,444

Security	Shares	Value

Software (continued)
Datto Holding Corp.(a)	6,635	$174,832
Digimarc Corp.(a)	4,310	170,159
Digital Turbine Inc.(a)	23,349	1,424,056
DocuSign Inc.(a)	52,613	8,013,486
Dolby Laboratories Inc., Class A	17,927	1,707,009
Domo Inc., Class B(a)	7,131	353,698
DoubleVerify Holdings Inc.(a)(b)	14,056	467,784
Dropbox Inc., Class A(a)	82,671	2,028,746
Duck Creek Technologies Inc.(a)	20,201	608,252
Dynatrace Inc.(a)	53,490	3,228,121
E2open Parent Holdings Inc.(a)(b)	55,597	626,022
Ebix Inc.	7,062	214,685
Elastic NV(a)	20,087	2,472,509
Enfusion Inc., Class A(a)	6,433	134,707
EngageSmart Inc.(a)	5,699	137,460
Envestnet Inc.(a)	14,799	1,174,153
Everbridge Inc.(a)(b)	9,956	670,337
Fair Isaac Corp.(a)	7,213	3,128,062
Five9 Inc.(a)	18,344	2,518,998
Fortinet Inc.(a)	36,331	13,057,361
Guidewire Software Inc.(a)	22,525	2,557,263
HubSpot Inc.(a)(b)	12,290	8,100,953
Informatica Inc.(a)(b)	9,091	336,185
InterDigital Inc.	9,190	658,280
Intuit Inc.	72,240	46,466,213
Jamf Holding Corp.(a)(b)	14,587	554,452
JFrog Ltd.(a)(b)	14,439	428,838
LivePerson Inc.(a)(b)	17,060	609,383
MANDIANT Inc.(a)(b)	63,006	1,105,125
Manhattan Associates Inc.(a)	17,036	2,648,928
Marathon Digital Holdings Inc.(a)(b)	25,692	844,239
McAfee Corp., Class A	23,510	606,323
Microsoft Corp.	2,050,999	689,791,984
MicroStrategy Inc., Class A(a)(b)	2,362	1,286,085
Mimecast Ltd.(a)	15,651	1,245,350
Mitek Systems Inc.(a)(b)	8,325	147,769
Model N Inc.(a)	9,957	299,009
Momentive Global Inc.(a)	33,089	699,832
N-Able Inc.(a)(b)	9,197	102,087
nCino Inc.(a)(b)	15,248	836,505
NCR Corp.(a)	34,631	1,392,166
New Relic Inc.(a)	14,205	1,561,982
NortonLifeLock Inc.	148,471	3,857,277
Nuance Communications Inc.(a)	78,491	4,342,122
Nutanix Inc., Class A(a)	57,241	1,823,698
ON24 Inc.(a)	4,198	72,835
OneSpan Inc.(a)	7,238	122,539
Oracle Corp.	449,110	39,166,883
Pagerduty Inc.(a)	21,897	760,921
Palantir Technologies Inc., Class A(a)	451,273	8,217,681
Palo Alto Networks Inc.(a)(b)	25,971	14,459,614
Paycom Software Inc.(a)	13,785	5,723,394
Paycor HCM Inc.(a)(b)	8,809	253,787
Paylocity Holding Corp.(a)	10,744	2,537,303
Pegasystems Inc.	11,327	1,266,585
Ping Identity Holding Corp.(a)(b)	16,095	368,254
Procore Technologies Inc.(a)	16,162	1,292,475
Progress Software Corp.	12,122	585,129
PROS Holdings Inc.(a)	12,167	419,640
PTC Inc.(a)	28,958	3,508,262

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Q2 Holdings Inc.(a)	15,262	$1,212,413
Qualys Inc.(a)	9,112	1,250,349
Rapid7 Inc.(a)	14,534	1,710,506
Rekor Systems Inc.(a)	13,655	89,440
Rimini Street Inc.(a)	15,221	90,869
RingCentral Inc., Class A(a)	21,966	4,115,330
Riot Blockchain Inc.(a)(b)	22,692	506,712
SailPoint Technologies Holdings Inc.(a)(b)	23,685	1,144,933
salesforce.com Inc.(a)	254,499	64,675,831
Sapiens International Corp. NV.	7,110	244,940
ServiceNow Inc.(a)	53,714	34,866,295
ShotSpotter Inc.(a)	2,669	78,789
Smartsheet Inc., Class A(a)	32,973	2,553,759
Splunk Inc.(a)	44,552	5,155,557
Sprout Social Inc., Class A(a)	12,004	1,088,643
SPS Commerce Inc.(a)	9,422	1,341,222
SS&C Technologies Holdings Inc.	60,772	4,982,089
Sumo Logic Inc.(a)(b)	23,428	317,684
Synopsys Inc.(a)	41,130	15,156,405
Telos Corp.(a)	10,772	166,104
Tenable Holdings Inc.(a)	24,678	1,359,017
Teradata Corp.(a)	29,915	1,270,490
Trade Desk Inc. (The), Class A(a)	118,060	10,819,018
Tyler Technologies Inc.(a)	11,016	5,926,057
Unity Software Inc.(a)	40,623	5,808,683
Upland Software Inc.(a)	6,161	110,528
Varonis Systems Inc.(a)	28,341	1,382,474
Verint Systems Inc.(a)(b)	18,354	963,769
Veritone Inc.(a)(b)	6,348	142,703
Viant Technology Inc., Class A(a)	5,413	52,533
VMware Inc., Class A	60,554	7,016,998
Vonage Holdings Corp.(a)	65,036	1,352,098
Workday Inc., Class A(a)	51,619	14,101,278
Workiva Inc.(a)(b)	11,393	1,486,673
Xperi Holding Corp.	28,935	547,161
Yext Inc.(a)	26,346	261,352
Zendesk Inc.(a)	32,256	3,363,978
Zoom Video Communications Inc., Class A(a)	59,171	10,882,139
Zscaler Inc.(a)(b)	21,499	6,908,274
Zuora Inc., Class A(a)	30,389	567,667
		1,306,539,056
Specialty Retail — 2.5%
Aaron's Co. Inc. (The)	9,606	236,788
Abercrombie & Fitch Co., Class A(a)	18,498	644,285
Academy Sports & Outdoors Inc.(a)	20,977	920,890
Advance Auto Parts Inc.	17,579	4,216,851
American Eagle Outfitters Inc.	40,119	1,015,813
America's Car-Mart Inc./TX(a)	2,014	206,234
Arko Corp.(a)	32,606	285,955
Asbury Automotive Group Inc.(a)	6,118	1,056,762
AutoNation Inc.(a)	12,275	1,434,334
AutoZone Inc.(a)	5,694	11,936,845
Barnes & Noble Education Inc.(a)(b)	10,740	73,139
Bath & Body Works Inc.	66,329	4,629,101
Bed Bath & Beyond Inc.(a)	29,424	429,002
Best Buy Co. Inc.	66,770	6,783,832
Big 5 Sporting Goods Corp.(b)	5,821	110,657
Boot Barn Holdings Inc.(a)	7,185	884,114
Buckle Inc. (The)	7,004	296,339
Burlington Stores Inc.(a)(b)	18,082	5,271,084

Security	Shares	Value

Specialty Retail (continued)
Caleres Inc.	11,038	$250,342
Camping World Holdings Inc., Class A	11,263	455,025
CarMax Inc.(a)	44,055	5,737,283
Carvana Co.(a)(b)	20,907	4,846,034
Cato Corp. (The), Class A	7,561	129,747
Chico's FAS Inc.(a)	33,121	178,191
Children's Place Inc. (The)(a)	3,361	266,494
Citi Trends Inc.(a)	2,423	229,579
Conn's Inc.(a)(b)	6,161	144,907
Container Store Group Inc. (The)(a)	11,579	115,558
Designer Brands Inc. , Class A(a)	18,331	260,484
Dick's Sporting Goods Inc.	17,029	1,958,165
Five Below Inc.(a)	15,097	3,123,418
Floor & Decor Holdings Inc., Class A(a)	27,597	3,587,886
Foot Locker Inc.	24,975	1,089,659
GameStop Corp., Class A(a)(b)	17,465	2,591,631
Gap Inc. (The)	54,981	970,415
Genesco Inc.(a)(b)	3,299	211,697
Group 1 Automotive Inc.	4,510	880,442
GrowGeneration Corp.(a)(b)	14,757	192,579
Guess? Inc.	9,872	233,769
Haverty Furniture Companies Inc.	4,727	144,504
Hibbett Inc.	4,341	312,248
Home Depot Inc. (The)	289,394	120,101,404
Leslie's Inc.(a)	36,129	854,812
Lithia Motors Inc.	8,058	2,392,823
Lowe's Companies Inc.	188,567	48,740,798
Lumber Liquidators Holdings Inc.(a)	6,958	118,773
MarineMax Inc.(a)	5,478	323,421
Monro Inc.	8,683	505,958
Murphy USA Inc.	6,837	1,362,204
National Vision Holdings Inc.(a)(b)	21,345	1,024,347
O'Reilly Automotive Inc.(a)	18,110	12,789,825
ODP Corp. (The)(a)	14,840	582,915
OneWater Marine Inc., Class A	3,494	213,029
Party City Holdco Inc.(a)	29,737	165,635
Penske Automotive Group Inc.	9,155	981,599
Petco Health & Wellness Co. Inc.(a)(b)	15,036	297,563
Rent-A-Center Inc./TX	17,602	845,600
RH(a)	4,661	2,498,016
Ross Stores Inc.	95,324	10,893,627
Sally Beauty Holdings Inc.(a)(b)	28,652	528,916
Shift Technologies Inc.(a)(b)	17,255	58,840
Shoe Carnival Inc.	3,716	145,221
Signet Jewelers Ltd.	13,681	1,190,657
Sleep Number Corp.(a)	5,962	456,689
Sonic Automotive Inc., Class A	7,509	371,320
Sportsman's Warehouse Holdings Inc.(a)(b)	13,774	162,533
Tilly's Inc., Class A	8,623	138,917
TJX Companies Inc. (The)	327,278	24,846,946
Tractor Supply Co.	31,260	7,458,636
TravelCenters of America Inc.(a)	4,176	215,565
Ulta Beauty Inc.(a)	14,581	6,012,330
Urban Outfitters Inc.(a)	19,447	570,964
Victoria's Secret & Co.(a)	21,034	1,168,228
Vroom Inc.(a)(b)	31,658	341,590
Williams-Sonoma Inc.	20,278	3,429,618
Winmark Corp.	804	199,625
Zumiez Inc.(a)(b)	5,582	267,880
		320,598,906

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 6.0%
3D Systems Corp.(a)	32,055	$690,465
Apple Inc.	4,200,769	745,930,551
Avid Technology Inc.(a)	7,848	255,609
Corsair Gaming Inc.(a)(b)	6,331	133,014
Dell Technologies Inc., Class C(a)	73,222	4,112,880
Diebold Nixdorf Inc.(a)	20,956	189,652
Eastman Kodak Co.(a)	13,288	62,188
Hewlett Packard Enterprise Co.	356,946	5,629,038
HP Inc.	313,560	11,811,805
NetApp Inc.	60,578	5,572,570
Pure Storage Inc., Class A(a)	73,365	2,388,031
Quantum Corp.(a)	19,442	107,320
Super Micro Computer Inc.(a)	10,617	466,617
Turtle Beach Corp.(a)(b)	4,918	109,475
Western Digital Corp.(a)	83,475	5,443,405
Xerox Holdings Corp.	41,067	929,757
		783,832,377
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	40,949	2,658,000
Carter's Inc.	11,575	1,171,622
Columbia Sportswear Co.	10,338	1,007,335
Crocs Inc.(a)	15,736	2,017,670
Deckers Outdoor Corp.(a)(b)	7,378	2,702,635
Fossil Group Inc.(a)	11,035	113,550
G-III Apparel Group Ltd.(a)	11,600	320,624
Hanesbrands Inc.	98,258	1,642,874
Kontoor Brands Inc.	14,617	749,121
Lululemon Athletica Inc.(a)	30,900	12,095,805
Movado Group Inc.	4,500	188,235
Nike Inc., Class B	336,576	56,097,122
Oxford Industries Inc.	4,746	481,814
PLBY Group Inc.(a)	8,474	225,747
PVH Corp.	19,633	2,093,859
Ralph Lauren Corp.	12,777	1,518,674
Rocky Brands Inc.	2,642	105,152
Skechers U.S.A. Inc., Class A(a)	36,118	1,567,521
Steven Madden Ltd.	22,896	1,063,977
Tapestry Inc.	76,115	3,090,269
Under Armour Inc., Class A(a)	51,883	1,099,401
Under Armour Inc., Class C, NVS(a)	52,801	952,530
VF Corp.	87,332	6,394,449
Wolverine World Wide Inc.	23,327	672,051
		100,030,037
Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)	15,124	845,583
Blue Foundry Bancorp(a)	8,743	127,910
Bridgewater Bancshares Inc.(a)	8,433	149,180
Capitol Federal Financial Inc.	39,520	447,762
Columbia Financial Inc.(a)(b)	13,571	283,091
Essent Group Ltd.	30,197	1,374,869
Federal Agricultural Mortgage Corp., Class C, NVS	2,611	323,581
Finance of America Companies Inc., Class A(a)	20,522	81,472
Flagstar Bancorp. Inc.	14,392	689,953
Hingham Institution For Savings (The)	482	202,382
Kearny Financial Corp./MD	25,351	335,901
Merchants Bancorp./IN	3,585	169,678
MGIC Investment Corp.	91,843	1,324,376
Mr Cooper Group Inc.(a)	16,707	695,178
New York Community Bancorp. Inc.	118,661	1,448,851
NMI Holdings Inc., Class A(a)	22,871	499,731

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Northfield Bancorp. Inc.	14,009	$226,385
Northwest Bancshares Inc.	35,751	506,234
PennyMac Financial Services Inc.	9,376	654,257
Premier Financial Corp.	9,232	285,361
Provident Financial Services Inc.	21,816	528,384
Radian Group Inc.	51,653	1,091,428
Rocket Companies Inc., Class A	32,025	448,350
Southern Missouri Bancorp. Inc.	2,646	138,042
TFS Financial Corp.	15,701	280,577
TrustCo Bank Corp. NY	5,288	176,143
UWM Holdings Corp.(b)	14,368	85,059
Walker & Dunlop Inc.	8,132	1,226,956
Washington Federal Inc.	17,292	577,207
Waterstone Financial Inc.	8,540	186,684
WSFS Financial Corp.	12,688	635,923
		16,046,488
Tobacco — 0.5%
22nd Century Group Inc.(a)(b)	42,711	131,977
Altria Group Inc.	503,885	23,879,110
Philip Morris International Inc.	423,936	40,273,920
Turning Point Brands Inc.	3,991	150,780
Universal Corp./VA	6,860	376,751
Vector Group Ltd.	42,517	488,095
		65,300,633
Trading Companies & Distributors — 0.3%
Air Lease Corp.	29,287	1,295,364
Alta Equipment Group Inc.(a)	9,242	135,303
Applied Industrial Technologies Inc.	10,194	1,046,924
Beacon Roofing Supply Inc.(a)	14,746	845,683
BlueLinx Holdings Inc.(a)	2,373	227,239
Boise Cascade Co.	9,957	708,938
Core & Main Inc., Class A(a)(b)	9,504	288,351
Custom Truck One Source Inc.(a)(b)	14,362	114,896
DXP Enterprises Inc./TX(a)	5,592	143,547
Fastenal Co.	155,134	9,937,884
GATX Corp.	9,323	971,363
Global Industrial Co.	3,473	142,046
GMS Inc.(a)	11,519	692,407
H&E Equipment Services Inc.	8,408	372,222
Herc Holdings Inc.	6,524	1,021,332
McGrath RentCorp.	6,357	510,213
MRC Global Inc.(a)	24,106	165,849
MSC Industrial Direct Co. Inc., Class A	12,760	1,072,606
NOW Inc.(a)	28,557	243,877
Rush Enterprises Inc., Class A	12,726	708,075
Rush Enterprises Inc., Class B	2,128	114,848
SiteOne Landscape Supply Inc.(a)(b)	11,881	2,878,529
Textainer Group Holdings Ltd.	12,275	438,340
Titan Machinery Inc.(a)	5,897	198,670
Transcat Inc.(a)	1,461	135,040
Triton International Ltd.	17,409	1,048,544
United Rentals Inc.(a)	19,614	6,517,536
Univar Solutions Inc.(a)	47,520	1,347,192
Veritiv Corp.(a)	3,637	445,787
Watsco Inc.	8,791	2,750,528
WESCO International Inc.(a)	12,029	1,582,896
WW Grainger Inc.	12,695	6,579,057
		44,681,086

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.1%
American States Water Co.	10,527	$1,088,913
American Water Works Co. Inc.	49,180	9,288,135
Artesian Resources Corp., Class A, NVS	2,814	130,373
California Water Service Group	13,753	988,290
Essential Utilities Inc.	62,787	3,371,034
Middlesex Water Co.	5,085	611,725
Pure Cycle Corp.(a)	8,873	129,546
SJW Group	7,910	579,012
York Water Co. (The)	3,415	169,999
		16,357,027
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	14,088	190,611
Shenandoah Telecommunications Co.	13,753	350,702
T-Mobile U.S. Inc.(a)	160,729	18,641,349
Telephone and Data Systems Inc.	28,473	573,731
U.S. Cellular Corp.(a)	3,645	114,890
		19,871,283

Total Common Stocks — 99.8%
(Cost: $7,713,330,737)		13,003,143,599

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	409	5,669
Whiting Petroleum Corp., (Expires 09/01/25)(a)	204	2,407
		8,076

Total Warrants — 0.0% (Cost: $68,578)		8,076

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	203,097,698	$203,158,627
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	23,165,000	23,165,000
		226,323,627

Total Short-Term Investments — 1.7%
(Cost: $226,239,434)		226,323,627

Total Investments in Securities — 101.5%
(Cost: $7,939,638,749)		13,229,475,302

Other Assets, Less Liabilities — (1.5)%		(195,446,711)

Net Assets — 100.0%		$13,034,028,591

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$126,273,904	$76,943,023	(a)	$—	$(2,135)	$(56,165)	$203,158,627	203,097,698	$511,075	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,515,000	8,650,000	(a)	—	—	—	23,165,000	23,165,000	1,022		—
BlackRock Inc.	30,134,273	2,580,881		(3,583,431)	1,515,199	4,851,170	35,498,092	38,772	480,369		—
					$1,513,064	$4,795,005	$261,821,719		$992,466		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	34	03/18/22	$3,813	$57,601
S&P 500 E-Mini Index	98	03/18/22	23,316	450,302
				$507,903

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,003,019,725	$111,046	$12,828	$13,003,143,599
Warrants.	8,076	—	—	8,076
Money Market Funds	226,323,627	—	—	226,323,627
	$13,229,351,428	$111,046	$12,828	$13,229,475,302
Derivative financial instruments(a)
Assets
Futures Contracts	$507,903	$—	$—	$507,903

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust